UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22753

CCA Investments Trust

(Exact name of registrant as specified in charter)

190 North Canon Dr., Suite 402

Beverly Hills, CA 90210

(Address of principal executive offices) (Zip code)

CT Corporation System

Corporation Trust Center

1300 East 9th Street

Cleveland, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: (310) 432-0010

Date of fiscal year end: November 30

Date of reporting period: February 28, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

CCA Aggressive Return Fund
Schedule of Investments
February 28, 2014 (Unaudited)

Shares/Principal Amount				Fair Value	% of Net Assets

COMMON STOCKS

Aerospace & Defense
395	CAE, Inc.	CAE	124765108	$ 5,313
484	Exelis, Inc.	XLS	30162A108	9,888
170	General Dynamics Corp.	GD	369550108	18,622
472	Honeywell International	HON	438516106	44,576
231	Lockheed Martin Corp.	LMT	539830109	37,491
1,178	Meggitt Plc	0575809	0575809	9,943
122	Precision Castparts Corp.	PCP	740189105	31,461
348	Qinetiq Group Plc. ADR	QNTQY	74732F106	5,408
121	Rockwell Collins, Inc.	COL	774341101	9,987
102	Teledyne Technologies, Inc.*	TDY	879360105	9,994
529	The Boeing Co.	BA	097023105	68,199
56	Transdigm Group, Inc.	TDG	893641100	9,976
157	Triumph Group, Inc.	TGI	896818101	10,236
				271,094	1.79%

Air Freight & Logistics
472	Deutsche Post AG ADR	DPSGY	25157Y202	17,615
238	Expeditors International of Washington, Inc.	EXPD	302130109	9,403
207	FedEx Corp.	FDX	31428X106	27,599
171	Kerry Logistics Network, Ltd. *	BH0W286	BH0W286	280
30	Panalpina Welttrasport Holding AG	B0KJTG5	B0KJTG5	4,975
1,018	Toll Holdings, Ltd.	6693749	6693749	4,836
445	United Parcel Service, Inc. Class-B	UPS	911312106	42,618
				107,327	0.71%

Airlines
478	Air France KLM ADR *	AFLYY	009119108	6,686
704	Delta Air Lines, Inc.	DAL	247361702	23,380
388	Deutsche Lufthansa AG ADR *	DLAKY	251561304	9,975
339	easyJet Plc.	B7KR2P8	B7KR2P8	9,771
677	Southwest Airlines Co.	LUV	844741108	15,192
181	Spirit Airlines, Inc. *	SAVE	848577102	10,223
245	United Continental Holdings, Inc. *	UAL	910047109	11,015
				86,242	0.57%

Auto Components
715	Cie Generale des Etablissements Michelin	MGDDY	59410T106	17,332
122	Elringklinger AG	5138638	5138638	4,626
230	Faurecia *	4400446	4400446	10,250
1,449	GKN Plc. ADR	GKNLY	361755606	9,868
121	Linamar Corp.	LIMAF	53278L107	5,289
378	The Goodyear Tire & Rubber Co.	GT	382550101	10,157
117	Visteon Corp. *	VC	92839U206	9,761
				67,283	0.44%

Automobiles
483	Daimler AG ADR	DDAIY	233825108	44,692
970	Fiat SpA ADR *	FIATY	315621888	10,202
220	Harley Davidson, Inc.	HOG	412822108	14,533
638	Peugeot Citroen SA ADR *	PEUGY	716825500	11,184
870	Porsche Automobil Holding SE ADR	POAHY	73328P106	9,100
191	Renault SA	4712798	4712798	19,042
117	Tesla Motors, Inc. *	TSLA	88160R101	28,643
180	Thor Industries, Inc.	THO	885160101	10,082
420	Volkswagen AG ADR	VLKPY	928662402	21,806
				169,285	1.12%

Beverages
280	C & C Group Plc ADR	CCGGY	124651100	5,818
490	Carlsberg A/S ADR	CABGY	142795202	10,368
212	Coca Cola Enterprises, Inc.	CCE	19122T109	9,981
397	Coca Cola HBC AG ADR *	CCH	191223106	9,865
123	Constellation Brand, Inc.*	STZ	21036P108	9,967
920	PepsiCo, Inc.	PEP	713448108	73,664
2,645	The Coca-Cola Co.	KO	191216100	101,039
				220,703	1.46%

Biotechnology
274	Acorda Therapeutics, Inc. *	ACOR	00484M106	10,039
136	Alexion Pharma, Inc. *	ALXN	015351109	24,045
85	Algeta ASA *	B1VRDX0	B1VRDX0	5,058
114	Alnylam Pharmaceuticals, Inc. *	ALNY	02043Q107	9,261
567	Amgen, Inc.	AMGN	031162100	70,319
162	Biogen Idec, Inc. *	BIIB	09062X103	55,190
122	BioMarin Pharmaceutical, Inc. *	BMRN	09061G101	9,882
281	Celgene Corp. *	CELG	151020104	45,171
187	Cepheid, Inc. *	CPHD	15670R107	10,034
1,023	Gilead Sciences, Inc. *	GILD	375558103	84,694
149	Inccyte Corp. *	INCY	45337C102	9,575
171	Isis Pharmaceuticals, Inc. *	ISIS	464330109	8,721
115	Medivation, Inc. *	MDVN	58501N101	8,270
262	Myriad Genetics, Inc. *	MYGN	62855J104	9,487
51	Regeneron Pharmaceuticals, Inc. *	REGN	75886F107	16,958
181	Thrombogenics NV *	B18S7K1	B18S7K1	5,347
203	Vertex Pharmaceuticals, Inc. *	VRTX	92532F100	16,415
				398,466	2.63%

Building Products
205	AO Smith Corp.	AOS	831865209	10,189
297	Cie de St-Gobain	7380482	7380482	17,837
2,995	Wienerberger AG	WBRBY	967662107	11,411
224	Fortune Brands Home & Security, Inc.	FBHS	34964C106	10,470
				49,906	0.33%

Capital Markets
1,598	3I Group Plc	B1YW440	b1yw440	11,267
884	Ashmore Group Plc	B132NW2	B132NW2	4,687
637	Credit Suisse Group AG ADR	CS	225401108	19,983
471	Deutsche Bank AG	DB	D18190898	22,768
179	Financial Engines, Inc.	FNGN	317485100	10,115
443	Hargreaves Lansdown Plc.	B1VZ0M2	B1VZ0M2	10,365
206	IGM Financial, Inc.	IGIFF	449586106	9,946
746	ICAP Plc. ADR	IAPLY	450936109	11,123
1,075	Julius Baer Group, Ltd. ADR *	JBAXY	48137C108	10,030
140	Macquarie Group, Ltd.	MQBKY	55607P204	7,016
291	SEI Investments Co.	SEIC	784117103	9,769
682	The Charles Schwab Corp.	SCHW	808513105	18,080
				145,148	0.96%

Chemicals
110	Agrium, Inc.	AGU	008916108	10,151
95	Airgas, Inc.	ARG	009363102	10,241
89	Arkema SA ADR	ARKAY	041232109	9,665
402	Chemtura Corp. *	CHMT	163893209	9,950
530	Clariant AG *	7113990	7113990	10,855
1,070	Duluxgroup, Ltd.	B3VL4P5	B3VL4P5	5,131
755	E. I. du Pont de Nemours & Co.	DD	263534109	50,298
119	Eastman Chemical Co.	EMN	277432100	10,404
262	Ecolab, Inc.	ECL	278865100	28,231
1,118	Elemetis Plc.	0241854	0241854	5,396
138	FMC Corp.	FMC	302491303	10,651
117	Fuchs Petrolub SE	4354338	4354338	10,177
207	HB Fuller Co.	FUL	359694106	10,035
4,014	Incitec Pivot Ltd ADR	ICPVY	45326Y107	11,319
376	Koninklijke DSM NV	RDSMY	780249108	6,027
288	LyondellBasell Industries NV Class-A	LYB	N53745100	25,367
239	Monsanto Co.	MON	61166W101	26,295
457	Orica, Ltd. ADR	OCLDY	68618H103	9,867
276	PolyOne Corp.	POL	73179P106	10,350
64	PPG Industries, Inc.	PPG	693506107	12,660
206	Praxair, Inc.	PX	74005P104	26,856
71	Solvay SA	4821100	4821100	11,018
179	The Scotts Miracle-Gro Co.	SMG	810186106	10,223
86	The Sherwin Williams Co.	SHW	824348106	17,241
136	The Valspar Corp.	VAL	920355104	10,166
164	Victrex Plc.	0929224	0929224	5,252
233	Yara International ASA ADR	YARIY	984851204	9,430
				373,256	2.47%

Commercial Banks
1,048	Australia & New Zealand Banking Group, Ltd.	ANZBY	052528304	30,214
2,767	Banco Bilbao Vizcaya Argentaria SA	BBVA	05946K101	34,062
2,779	Banco Santander SA ADR	SAN	05964H105	25,150
158	Bank Montreal	BMO	063671101	10,423
518	Bank of Nova Scotia	BNS	064149107	29,645
1,903	Barclays Bank ADR	BCS	06738E204	32,351
1,308	BNP Paribas SA ADR	BNPQY	05565A202	53,458
247	BOC Hong Kong Holdings, Ltd. ADR	BHKLY	096813209	14,990
185	Canadian Imperial Bank of Commerce (Canada)	CM	136069101	15,505
532	Commerzbank AG ADR	CRZBY	202597605	9,587
1,260	Danske Bank A/S ADR *	DNSKY	236363107	16,657
318	DBS Group Holdings, Ltd.	DBSDY	23304Y100	16,536
936	DNB ASA	4263304	4263304	16,991
436	Erste Group Bank AG ADR	EBKDY	296036304	7,695
868	First Horizon National Corp.	FHN	320517105	10,390
960	Hang Seng Bank ADR	HSNGY	41043C304	15,600
1,808	HSBC Holdings Plc. ADR	HSBC	404280406	95,444
1,157	Intesa Sanpaolo SpA ADR	ISNPY	46115H107	21,393
407	KBC Group NV ADR	KBCSY	48241F104	12,882
2,412	National Australia Bank, Ltd. ADR	NABZY	632525408	37,362
262	National Bank Of Canada	NTIOF	633067103	10,525
2,208	National Bank of Greese SA *	NBG	633643705	10,620
3,068	Natixis	B1HDJL2	B1HDJL2	22,141
1,709	Nordea Bank AB ADR	NRBAY	65557A206	24,405
634	Royal Bank Scotland Group Plc. ADR	RBS	780097689	6,949
79	Signature Bank *	SBNY	82669G104	10,343
1,248	Skandinaviska Enskilda Banken AB	4813345	4813345	17,551
2,027	Societe Genrale SA ADR	SCGLY	83364L109	26,817
954	Standard Chartered Plc.	0408284	0408284	20,211
674	Svenska Handelsbanken AB ADR	SVNLY	86959C103	17,598
618	Swedbank AB ADR	SWDBY	870195104	17,434
167	Texas Capital Bancshares, Inc. *	TCBI	88224Q107	10,513
826	The Toronto Dominion Bank	TD	891160509	37,443
2,872	UniCredit SpA	B5M1SM3	B5M1SM3	22,859
479	United Overseas Bank, Ltd. ADR	UOVEY	911271302	15,568
				777,311	5.14%

Commercial Services & Supplies
412	Babcock International Group Plc.	0969703	0969703	10,150
594	Brambles, Ltd. ADR	BMBLY	105105100	10,009
3,669	China Everbright International, Ltd.	6630940	6630940	5,371
168	Cintas Corp.	CTAS	172908105	10,191
187	Clean Harbors, Inc. *	CLH	184496107	8,838
283	Copart, Inc. *	CPRT	217204106	10,310
206	Deluxe Corp.	DLX	248019101	10,399
340	Edenred	B62G1B5	b62g1b5	10,937
1,096	Homeserve Plc.	B587FC4	B587FC4	6,055
203	Progressive Waste Solutions, Ltd.	BIN	74339G101	5,128
1,449	Regus Plc.	B3CGFD4	B3CGFD4	5,659
526	Rentokil Initial Plc. DR	RTOKY	760125104	5,765
470	Securitas AB	5554041	5554041	5,180
87	Stericycle, Inc. *	SRCL	858912108	9,918
				113,910	0.75%

Communications Equipment
475	Aruba Networks, Inc. *	ARUN	043176106	9,742
324	EVS Broadcast Equipment SA ADR	EVSBY	269271102	4,990
746	JDS Uniphase Corp. *	JDSU	46612J507	10,280
416	Motorola Solutions, Inc.	MSI	620076307	27,539
229	Plantronics, Inc.	PLT	727493108	10,163
1,026	QUALCOMM, Inc.	QCOM	747525103	77,248
150	ViaSat, Inc. *	VSAT	92552V100	10,007
411	Vtech Holdings, Ltd. ADR	VTKLY	928929207	4,677
				154,645	1.02%

Computers & Peripherals
617	Apple, Inc.	AAPL	037833100	324,690
236	Electronics For Imaging, Inc. *	EFII	286082102	10,526
1,198	EMC Corp.	EMC	268648102	31,591
1,176	Hewlett-Packard Co.	HPQ	428236103	35,139
494	Lenovo Group, Ltd. ADR	LNVGY	526250105	10,641
299	NCR Corp. *	NCR	6.29E+112	10,181
374	NetApp, Inc.	NTAP	64110D104	15,113
216	SanDisk Corp.	SNDK	80004C101	16,049
				453,930	3.00%

Construction & Engineering
273	ACS Actividades de Construccion y Servicios SA	B01FLQ6	B01FLQ6	9,817
327	AECOM Technology Corp. *	ACM	00766T100	10,444
142	Arcadis NV	5769209	5769209	5,372
257	Bouygues SA	4002121	4002121	10,364
375	Ferrovial SA	B038516	B038516	7,921
127	Fluor Corp.	FLR	343412102	9,867
153	Foster Wheeler AG	FWLT	H27178104	4,914
711	Leighton Holdings, Ltd.	6511227	6511227	11,473
288	Quanta Services, Inc. *	PWR	7.48E+106	10,140
1,820	Royal Imtech NV	5051586	5051586	5,008
495	Skanska AB	7142091	7142091	10,749
1,086	Vinci SA ADR	VCISY	927320101	20,167
				116,238	0.77%

Construction Materials
1,213	Boral, Ltd.	6218670	6218670	6,034
617	CRH Plc.	CRH	12626K203	18,177
495	HeidelbergCement AG	HDELY	42281P205	8,118
985	Holcim, Ltd. ADR *	HCMLY	434741203	15,859
160	James Hardie Industries Plc. ADR	JHX	47030M106	10,224
848	Lafarge SA ADR	LFRGY	505861401	15,798
154	Vulcan Materials Co.	VMC	929160109	10,461
				84,670	0.56%

Consumer Finance
831	American Express Co.	AXP	025816109	75,854
285	Discover Financial Services	DFS	254709108	16,353
604	International Personal Finance Plc.	B1YKG04	B1YKG04	5,412
186	Provident Financial Plc. ADR	FPLPY	74387B103	5,945
				103,563	0.68%

Containers & Packaging
182	Ball Corp.	BLL	058498106	10,112
259	Bemis Co., Inc.	BMS	081437105	10,174
194	Huhtamaki OYJ	4447476	4447476	5,598
138	Packaging Corp. Of America	PKG	695156109	10,059
305	Sealed Air Corp.	SEE	81211K100	10,382
212	Silgan Holdings, Inc.	SLGN	827048109	10,221
				56,545	0.37%

Distributors
156	Jardine Cycle & Carriage, Ltd.	6242260	6242260	4,829
84	Jardine Cycle & Carriage, Ltd. ADR	JCYGY	47110M208	5,239
339	LKQ Corp. *	LKQ	501889208	9,455
				19,523	0.13%

Diversified Consumer Services
292	Apollo Education Group, Inc.*	APOL	037604105	9,732
241	Devry Education Group, Inc.	DV	251893103	10,124
882	Navitas, Ltd.	B0498J7	B0498J7	5,710
206	Sotheby's	BID	835898107	9,684
				35,251	0.23%

Diversified Financial Services
184	Cboe Holdings, Inc.	CBOE	12503M108	9,942
951	Deutsche Boerse AG ADR	DBOEY	251542106	7,722
382	Element Financial Corp. *	B7FNMQ2	B7FNMQ2	4,927
85	Groupe Bruxelles Lambert SA	7097328	7097328	8,364
1,789	ING Groep NV ADR *	ING	456837103	25,976
86	IntrcontinentalExchange Group, Inc.	ICE	45866f104	17,960
263	Investor AB	5679591	5679591	9,375
296	London Stock Exchange Group Plc.	B0SWJX3	B0SWJX3	10,048
122	Pargesa Holdings SA	B0CDLF8	b0cdlf8	10,483
280	Voya Financial, Inc.	VOYA	4.57E+110	10,044
67	Wendel SA	7390113	7390113	10,074
				124,915	0.83%

Diversified Telecommunication
283	BCE, Inc.	BCE	05534B760	12,339
2,582	Belgacom SA ADR	BGAOY	077701100	15,621
370	BT Group Plc.	BT	05577E101	25,519
484	China Unicom Hong Kong, Ltd. ADR	CHU	16945R104	6,374
1,520	Deutsche Telekm	5842359	5842359	25,771
1,072	Deutsche Telekom AG ADR	DTEGY	251566105	18,084
1,478	Hellenic Telecommunications Organization SA ADR *	HLTOY	423325307	12,770
461	Jazztel Plc. *	B5TMSP2	B5TMSP2	6,250
258	Level 3 Communications, Inc. *	LVLT	52729N308	9,500
181	Manitoba Telecom Services, Inc.	MOBAF	563486109	4,943
1,746	Orange SAADR	ORAN	684060106	21,703
1,125	PCCW, Ltd. ADR	PCCWY	70454G207	5,333
1,885	Koninklijke KPN NV *	KKPNY	780641205	6,824
772	Singapore Telecommunications, Ltd. ADR	SGAPY	82929R304	22,048
661	Teleco Italia SpA	TI	87927Y102	7,502
258	Telenor ASA ADR	TELNY	87944W105	17,108
1,448	TeliaSonera AB ADR	TLSNY	87960M205	22,270
282	TELUS Corp.	TU	87971M103	9,969
719	Verizon Communications, Inc.	VZ	92343V104	34,225
653	Vivendi SA ADR	VIVHY	92852t201	18,663
434	Ziggo NV ADR	ZIGGY	98954H102	9,726
				312,540	2.07%

Electric Utilities
1,868	CLP Holdings, Ltd.	CLPHY	18946Q101	14,477
262	EDP-Energias de Portugal SA ADR	EDPFY	268353109	11,227
2,490	Electricite De France ADR	ECIFY	285039103	19,721
511	Endesa SA	5271782	5271782	16,812
5,210	Enel SpA ADR	ENLAY	29265W207	26,467
3,365	Fortum OYJ ADR	FOJCY	34959F106	15,748
688	Iberdrola SA ADR	IBDRY	450737101	18,273
97	Itc Holdings Corp.	ITC	465685105	9,952
1,109	Power Assets Holdings, Ltd.	HGKGY	739197200	9,205
915	TrustPower, Ltd.	6906287	6906287	4,989
				146,871	0.97%

Electrical Equipment
4,749	Alstom SA ADR	ALSMY	021244207	12,521
189	AMETEK, Inc.	AME	031100100	10,062
146	EnerSys, Inc.	ENS	29275Y102	10,372
337	Polypore International, Inc. *	PPO	73179V103	11,664
56	Rockwell Automation, Inc.	ROK	773903109	6,879
74	Roper Industries, Inc.	ROP	776696106	10,036
1,310	Schneider Elec SA ADR	SBGSY	80687P106	23,266
248	Sensata Technologies Holding NV *	ST	N7902X106	10,079
126	SGL Carbon SE	4818351	4818351	5,079
287	The Babcock & Wilcox Co.	BWC	05615F102	9,460
831	Vestas Wind Systems A/S ADR *	VWDRY	925458101	9,922
				119,339	0.79%

Electronic Equipment & Instruments
96	Anixter International, Inc.	AXE	035290105	10,267
484	Celestica, Inc. *	CLS	15101Q108	4,748
267	Cognex Corp. *	CGNX	192422103	10,055
372	Domino Printing Sciences Plc.	0274805	0274805	5,009
1,080	Electrocomponents Plc.	0309644	0309644	4,864
1,062	Flextronics International, Ltd. *	FLEX	Y2573F102	9,505
495	Halma Plc.	0405207	0405207	5,057
289	Hexagon AB	B1XFTL2	B1XFTL2	10,257
148	IPG Photonics Corp. *	IPGP	44980X109	10,622
284	Itron, Inc. *	ITRI	465741106	9,940
108	Littelfuse, Inc.	LFUS	537008104	10,192
343	National Instruments Corp.	NATI	636518102	9,937
198	Oxford Instruments Plc.	0665045	0665045	4,772
245	Spectris Plc.	0330860	0330860	10,081
260	Trimble Navigation, Ltd. *	TRMB	896239100	9,919
150	Zebra Technologies Corp. *	ZBRA	989207105	10,349
				135,573	0.90%

Energy Equipment & Services
626	Aker Solutions ASA	B1VLVW7	b1vlvw7	10,529
537	AMEC Plc.	0028262	0028262	10,100
273	Cameron International Corp. *	CAM	13342B105	17,488
80	CARBO Ceramics, Inc.	CRR	140781105	9,924
370	Enerflex, Ltd.	ENRFF	29269R105	5,231
126	Ensco Plc.	ESV	G3157S106	6,635
274	Exterran Holdings, Inc. *	EXH	30225X103	11,226
434	Halliburton Co.	HAL	406216101	24,738
389	Hunting Plc.	0447889	0447889	5,521
310	Noble Corp., Plc.	NE	g65431101	9,626
562	Precision Drilling Corp.	PDS	74022D308	6,216
1,113	Schlumberger, Ltd.	SLB	806857108	103,509
301	Secure Energy Services, Inc.	B55SGV6	B55SGV6	4,802
189	TGS Nopec Geophysical Co. ADR *	TGSGY	87243K208	5,991
308	Transocean, Inc.	RIG	H8817H100	13,059
417	Trican Well Service, Ltd.	TOLWF	895945103	5,253
334	WorleyParsons, Ltd. ADR	WYGPY	98161Q101	5,025
				254,872	1.68%
Food & Staples Retailing
127	Alimentatn Couche Tard, Inc.	ANCUF	01626P403	9,893
100	Axfood AB	5915916	5915916	5,688
2,000	Carrefour SA ADR	CRRFY	144430204	14,620
150	Casey's General Stores, Inc.	CASY	147528103	10,274
94	Casino Guichard Perrachon SA	4178419	4178419	10,686
766	CVS Caremark Corp.	CVS	126650100	56,025
79	Empire Co., Ltd. Class-A	EMLAF	291843407	5,069
422	J. Sainsbury Plc ADR	JSAIY	466249208	9,752
428	Koninklijke Ahold NV *	AHONY	500467402	7,986
244	Loblaw Cos., Ltd.	LBLCF	539481101	10,046
755	Metro AG ADR	MTTRY	59160R102	6,153
887	Tesco Plc ADR	TSCDY	881575302	14,715
289	The Jean Coutu Group (PJC), Inc.	JCOUF	47215Q104	5,421
376	The Kroger Co.	KR	501044101	15,769
142	United Natural Foods, Inc. *	UNFI	911163103	10,278
2,554	Wal-Mart Stores, Inc.	WMT	931142103	190,784
300	Wesfarmers, Ltd.	6948836	6948836	11,507
267	Whole Foods Market, Inc.	WFM	966837106	14,431
				409,098	2.70%

Food Products
244	Aryzta AG ADR *	ARZTY	04338X102	10,121
52,400	C P Pokphand Co., Ltd.	6693512	6693512	5,334
226	Campbell Soup Co.	CPB	134429109	9,788
457	ConAgra Foods, Inc.	CAG	205887102	12,979
219	Ebro Foods SA	5468324	5468324	4,827
300	General Mills, Inc.	GIS	370334104	15,009
8,253	Goodman Fielder, Ltd.	B0T0H76	B0T0H76	4,606
113	Hain Celestial Group, Inc. *	HAIN	405217100	10,091
213	Hormel Foods Corp.	HRL	440452100	10,107
153	Ingredion, Inc.	INGR	457187102	10,074
245	Kellogg Co.	K	487836108	14,869
140	Kerry Group Plc.	0490656	0490656	10,579
126	Keurig Green Mountain, Inc.	GMCR	393122106	13,832
557	Kraft Foods Group, Inc.	KRFT	50076Q106	30,785
129	Mead Johnson Nutrition	MJN	582839106	10,520
2,947	Parmalat SpA	B09RG69	B09RG69	10,074
157	The Hershey Co.	HSY	427866108	16,614
141	TreeHouse Foods, Inc. *	THS	89469A104	10,048
87	Viscofan SA	5638280	5638280	4,476
4,106	Wilmar International, Ltd.	B17KC69	B17KC69	11,174
				225,907	1.49%

Gas Utilities
730	Enagas SA ADR	ENGGY	29248L104	10,534
422	Gas Natural SDG SA	5650422	5650422	10,834
727	Snam SpA ADR	SNMRY	78460A106	8,193
				29,561	0.20%

Health Care Equipment & Supplies
441	Baxter International, Inc.	BAX	071813109	30,650
145	Becton Dickinson & Co.	BDX	075887109	16,707
94	BioMerieux	B01MJR4	B01MJR4	9,993
1,342	Boston Scientific Corp. *	BSX	101137107	17,580
78	The Cooper Cos., Inc.	COO	216648402	10,000
106	Diasorin SpA	B234WN9	B234WN9	5,061
145	Edwards Lifesciences Corp. *	EW	2.82E+112	10,115
1,556	Fisher & Paykel Healthcare Corp., Ltd.	6340250	6340250	5,234
262	Haemonetics Corp. *	HAE	405024100	9,558
25	Intuitive Surgical, Inc. *	ISRG	46120E602	11,121
375	Masimo Corp. *	MASI	574795100	9,581
744	Medtronic, Inc.	MDT	585055106	44,089
319	Nobel Biocare Holding AG *	7385722	7385722	4,677
216	ResMed, Inc.	RMD	761152107	9,508
148	Sirona Dental Systems, Inc. *	SIRO	82966C103	10,428
355	Sonova Holding AG ADR *	SONVY	83569C102	10,000
27	Straumann Holding AG	7156832	7156832	5,812
368	Stryker Corp.	SYK	863667101	29,528
278	Thoratec Corp. *	THOR	885175307	10,325
119	Varian Medical Systems, Inc. *	VAR	92220P105	9,976
81	Zimmer Holdings, Inc.	ZMH	98956P102	7,601
				277,546	1.83%

Health Care Providers & Servicers
205	Aetna, Inc.	AET	00817Y108	14,906
318	Brookdale Senior Living, Inc. *	BKD	112463104	10,666
194	Catamaran Corp. *	CTRX	148887102	8,746
158	Centene Corp. *	CNC	15135B101	10,061
118	Chemed Corp.	CHE	16359R103	9,983
153	Cigna Corp.	CI	125509109	12,177
604	Express Scripts Holding Co. *	ESRX	30219G108	45,487
313	HealthSouth Corp.	HLS	421924309	10,229
107	Laboratory Corp. of America Holdings *	LH	50540R409	10,009
181	Mckesson Corp.	MCK	58155Q103	32,046
165	Mednax, Inc. *	MD	58502B106	10,035
86	Orpea	7339451	7339451	5,310
731	UnitedHealth Group, Inc.	UNH	91324P102	56,484
324	VCA Antech, Inc. *	WOOF	918194101	10,034
				246,174	1.63%

Health Care Technology
541	Allscripts Healthcare Solutions, Inc. *	MDRX	01988P108	10,046
50	AthenaHealth, Inc. *	ATHN	04685W103	9,694
105	Cerner Corp. *	CERN	156782104	6,444
157	Medidata Solutions, Inc. *	MDSO	58471A105	10,064
				36,247	0.24%

Hotels Restaurants & Leisure
531	Autogrill SpA *	5256206	5256206	5,172
146	Bally Technologies, Inc. *	BYI	05874B107	9,892
197	Bob Evans Farms, Inc.	BOBE	096761101	10,193
193	Brinker International, Inc.	EAT	109641100	10,615
19	Chipotle Mexican Grill, Inc. *	CMG	169656105	10,739
270	Dominos Pizza ADR	DPUKY	25754W104	5,160
134	Domino's Pizza Group, Inc.	DPZ	25754A201	10,594
198	Dunkin' Brands Group, Inc.	DNKN	265504100	10,231
304	InterContinental Hotels Group Plc. ADR	IHG	45857P400	9,935
671	International Game Technology	IGT	459902102	10,125
597	Las Vegas Sands Corp.	LVS	517834107	50,894
201	Marriott Vacations, Inc.	VAC	57164Y107	10,540
623	McDonald's Corp.	MCD	580135101	59,278
12	MGM China Holdings, Ltd.	B4P8HQ1	B4P8HQ1	51
293	Norwegian Cruise Line Holdings, Ltd. *	NCLH	G66721104	10,041
1,536	Opap SA ADR	GOFPY	392483103	11,827
286	Shangri-La Asia, Ltd. ADR	SHALY	81942Q103	9,641
251	Six Flags Entertainment Corp.	SIX	83001A102	10,241
549	Starbucks Corp.	SBUX	855244109	38,957
154	Starwood Hotels & Resorts Worldwide, Inc.	HOT	85590A401	12,699
215	The Cheesecake Factory, Inc.	CAKE	163072101	10,217
204	Yum! Brands, Inc.	YUM	988498101	15,112
				332,154	2.19%

Household Durables
387	Bovis Homes Group Plc.	0185929	0185929	6,044
95	Harman International Industries., Inc.	HAR	413086109	9,949
239	Lennar Corp.	LEN	526057104	10,487
234	Persimmon Plc. ADR *	PSMMY	715318101	11,405
232	The Ryland Group, Inc.	RYL	783764103	10,809
128	Tupperware Brands Corp.	TUP	899896104	10,061
				58,755	0.39%

Household Products
148	Church & Dwight Co, Inc.	CHD	171340102	10,061
728	Colgate-Palmolive Co.	CL	194162103	45,740
154	Henkel AG & Co. KGaA ADR	HENKY	42550U109	15,569
81	Henkel AG & Co. KGaA ADR	HENOY	42550U208	9,017
234	Kimberly-Clark Corp.	KMB	494368103	25,822
289	Svenska Cellulosa AB SCA ADR	SVCBY	869587402	8,774
115	The Clorox Co.	CLX	189054109	10,037
				125,021	0.83%

IT Services
265	Acxiom Corp. *	ACXM	005125109	9,866
52	Alliance Data Systems Corp. *	ADS	018581108	14,826
226	Amdocs, Ltd.	DOX	G02602103	10,052
332	Auto Data Processing, Inc.	ADP	053015103	25,823
131	CACI International, Inc. *	CACI	127190304	10,327
286	Cap Gemini SA ADR	CGEMY	139098107	11,097
306	CGI Group, Inc. *	GIB	39945C109	10,006
155	Cognizant Technology Solutions Corp. *	CTSH	192446102	16,129
200	Davis + Henderson Corp.	B668946	B668946	5,564
106	DST Systems, Inc.	DST	233326107	9,962
297	Fidelity National Information Services, Inc.	FIS	31620M106	16,516
138	Fiserv, Inc. *	FISV	337738108	8,011
80	Fleetcor Technologies, Inc. *	FLT	339041105	10,394
145	Global Payments, Inc.	GPN	37940X102	10,198
628	International Business Machines Corp.	IBM	459200101	116,287
171	Jack Henry & Associates, Inc.	JKHY	426281101	9,940
698	MasterCard, Inc.	MA	57636Q104	54,249
208	MAXIMUS, Inc.	MMS	577933104	9,940
266	Paychex, Inc.	PAYX	704326107	11,108
322	Vantiv, Inc. *	VNTV	92210H105	10,249
346	VeriFone Systems, Inc. *	PAY	92342Y109	10,017
351	Visa, Inc.	V	92826C839	79,305
106	Wex, Inc. *	WEX	96208T104	10,263
				480,129	3.17%

Independent Power Producers
346	Northland Power, Inc.	B68XHC3	B68XHC3	5,129
391	TransAlta Corp.	TAC	89346D107	4,504
				9,633	0.06%

Industrial Conglomerates
464	3M Co.	MMM	88579Y101	62,515
598	Danaher Corp.	DHR	235851102	45,741
420	Keppel Corp., Ltd. ADR	KPELY	492051305	6,893
428	Koninklijke Philips NV	PHG	500472303	14,916
364	Siemens AG ADR	SI	826197501	48,459
				178,523	1.18%

Insurance
158	Ace, Ltd.	ACE	H0023R105	15,463
409	Admiral Group Plc. ADR	AMIGY	007192107	9,804
228	Ageas ADR	AGESY	00844W208	10,404
26	Alleghany Corp. *	Y	017175100	10,023
2,260	Allianz SE ADR	AZSEY	018805101	40,160
926	AXA SA ADR	AXAHY	054536107	24,030
83	Baloise Holding AG	7124594	7124594	10,698
8	E-L Financial Corp., Ltd.	ELFIF	268575107	5,056
26	Fairfax Financial Holdings, Ltd.	FRFHF	303901102	10,828
461	Great-West Lifeco, Inc.	GWLIF	39138C106	12,871
123	Hannover Rueck SE	4511809	4511809	10,457
1,960	Insurance Australia Group, Ltd.	6271026	6271026	9,504
166	Intact Financial Corp.	B04YJV1	B04YJV1	9,994
551	Jardine Lloyd Thompson Group Plc.	0520337	0520337	9,782
912	Manulife Financial Corp.	MFC	56501R106	17,310
17	Markel Corp. *	MKL	570535104	9,826
700	Muenchener Rueckversicherungs AG ADR	MURGY	626188106	15,309
2,471	Old Mutual Plc.	B77J086	B77J086	8,157
364	Power Corp. of Canada	PWCDF	739239101	9,954
317	Power Financial Corp.	POFNF	73927C100	9,846
1,728	Resolution, Ltd.	B62W232	b62w232	10,933
280	Sun Life Financial, Inc.	SLF	866796105	9,702
657	SunCorp Group, Ltd.	SNMCY	86723Y209	7,155
182	Swiss Re AG ADR	SSREY	870886108	17,013
339	Xl Group Plc.	XL	G98290102	10,306
746	Zurich Insurance Group AG ADR *	ZURVY	989825104	22,798
				337,383	2.23%

Internet & Catalog Retail
363	Amazon.com, Inc. *	AMZN	023135106	131,442
86	ASOS Plc. ADR *	ASOMY	00212V105	10,142
126	Expedia, Inc.	EXPE	30212P303	9,895
175	Hsn, Inc.	HSNI	404303109	10,036
23	Netflix, Inc. *	NFLX	64110L106	10,249
42	The Priceline Group, Inc. *	PCLN	741503403	56,651
102	TripAdvisor, Inc. *	TRIP	896945201	10,224
				238,641	1.58%

Internet Software & Services
160	Akamai Technologies, Inc. *	AKAM	00971T101	9,781
850	eBay, Inc. *	EBAY	278642103	49,955
1,338	Facebook, Inc., Class-A *	FB	30303M102	91,599
187	Google, Inc., Class-A *	GOOG	38259P508	227,327
133	LinkedIn Corp. *	LNKD	53578A108	27,137
128	OpenTable, Inc. *	OPEN	68372A104	10,200
289	Rackspace Hosting, Inc. *	RAX	750086100	10,627
207	Telecity Group Plc. ADR	TLEIY	87928Y200	4,701
480	Twitter, Inc. *	TWTR	90184L102	26,357
216	United Internet AG	4354134	4354134	10,035
88	Vistaprint NV *	VPRT	N93540107	4,331
648	Yahoo!, Inc. *	YHOO	984332106	25,058
				497,108	3.28%

Leisure Equipment & Products
239	Amer Sports OYJ	4024006	4024006	5,398
229	Brunswick Corp.	BC	117043109	10,257
184	Hasbro, Inc.	HAS	418056107	10,149
225	Mattel, Inc.	MAT	577081102	8,395
77	Polaris Industries, Inc.	PII	731068102	10,320
				44,520	0.29%

Life Sciences Tools & Services
282	Agilent Technologies, Inc.	A	00846U101	16,054
84	Illumina, Inc. *	ILMN	452327109	14,405
41	Mettler-Toledo International, Inc. *	MTD	592688105	10,076
65	MorphoSys AG *	5531000	5531000	5,948
187	Parexel International Corp. *	PRXL	699462107	10,018
449	Qiagen NV *	QGEN	N72482107	9,990
112	Techne Corp.	TECH	878377100	9,950
210	Thermo Fisher Scientific, Inc.	TMO	883556102	26,153
88	Waters Corp. *	WAT	941848103	9,803
				112,398	0.74%

Machinery
288	Actuant Corp.	ATU	00508X203	10,097
123	Ag Growth International, Inc.	AGGZF	001181106	5,231
167	Andritz AG	B1WVF68	B1WVF68	10,499
386	Atlas Copco AB	ATLCY	049255805	10,163
17	Bucher Industries AG	B07ZBW6	B07ZBW6	5,203
473	Caterpillar, Inc.	CAT	149123101	45,867
111	Chart Industries, Inc. *	GTLS	16115Q308	9,275
115	Cummins, Inc.	CMI	231021106	16,781
288	Deere & Co.	DE	244199105	24,748
85	Dover Corp.	DOV	260003108	8,016
354	Illinois Tool Works, Inc.	ITW	452308109	29,205
174	Joy Global, Inc.	JOY	481165108	9,570
266	Navistar International Corp. *	NAV	6.39E+112	9,975
143	Nordson Corp.	NDSN	655663102	10,462
589	OC Oerlikon Corp. AG *	4612757	4612757	10,076
123	PACCAR, Inc.	PCAR	693718108	8,098
116	Pall Corp.	PLL	696429307	9,976
126	Parker-Hannifin Corp.	PH	701094104	15,189
117	Rotork Plc.	0750695	0750695	5,255
67	Schindler Holdings AG	B11TCY0	b11tcy0	10,045
1,026	Senior Plc.	0795823	0795823	4,942
191	SKF AB ADR	SKFRY	784375404	5,083
92	Snap-On, Inc.	SNA	833034101	10,320
101	Spirax-Sarco Engineering Plc.	B946ZZ6	B946ZZ6	5,245
38	The Middleby Corp. *	MIDD	596278101	11,269
154	The Toro Co.	TTC	891092108	10,199
450	The Weir Group Plc. ADR	WEIGY	94876Q106	9,774
491	Trelleborg AB	4902384	4902384	9,682
69	Valmont Industries, Inc.	VMI	920253101	10,048
584	Volvo AB ADR	VOLVY	928856400	8,754
100	Wabco Holdings, Inc. *	WBC	92927K102	10,245
126	Wabtec	WAB	929740108	10,001
182	Wartsila OYJ Abp	4525189	4525189	10,762
557	Zardoya Otis SA	5770900	5770900	9,643
				389,698	2.58%

Marine
1	AP Moeller-Maersk A/S ADR	4253059	4253059	11,717
				11,717	0.08%

Media
273	Aimia, Inc.	GAPFF	00900Q103	4,463
143	Amc Networks, Inc. Class-A *	AMCX	00164V103	10,871
286	CBS Corp.	CBS	124857202	19,185
393	Charter Communications, Inc. Class-A *	CHTR	16117M305	49,821
111	Cogeco Cable, Inc.	CGEAF	19238V105	5,096
1,523	Comcast Corp.	CMCSA	20030N101	78,724
481	DIRECTV *	DTV	25490A309	37,326
121	Discovery Communications Series A	DISCA	25470F104	10,082
174	Dish Network Corp. *	DISH	25470M109	10,238
287	Dreamworks Animation SKG, Inc. Class-A *	DWA	26153C103	8,584
1,244	Eutelsat Communications SA ADR	EUTLY	29888Q108	10,052
609	Havas SA	5980958	5980958	5,147
72	Kabel Deutschalnd Holding AG	B4T92J8	B4T92J8	10,218
198	Lamar Corp. *	LAMR	512815101	10,615
161	Omnicom Group, Inc.	OMC	681919106	12,184
684	Pearson Plc. ADR	PSO	705015105	11,683
105	ProSiebnSat.1 Media AG ADR	PBSFY	743476202	10,116
123	Scripps Networks Interactive, Inc.	SNI	811065101	9,993
4,098	Sirius Xm Holdings, Inc. *	SIRI	82968B103	14,794
966	Sky Deutschland AG ADR *	SKDTY	83083B101	9,959
274	Societe Television Francaise 1	5997118	5997118	5,099
305	Starz Series A *	STRZA	85571Q102	9,754
754	Technicolor SA ADR *	TCLRY	878520204	5,022
171	The Madison Square Garden Co. *	MSG	55826P100	9,749
1,184	The Walt Disney Co.	DIS	254687106	95,679
127	Time Warner Cable, Inc.	TWC	88732J207	17,824
462	Ubm Plc.	B2R84W0	B2R84W0	5,552
188	Viacom, Inc. Class-B	VIAB	92553P201	16,493
352	Wolters Kluwer NV ADR	WTKWY	977874205	10,141
673	Zon Optimus SGPS SA	B0B9GS5	B0B9GS5	5,268
				519,731	3.43%

Metals & Mining
292	Agnico Eagle Mines, Ltd.	AEM	008474108	9,379
1,300	Alumina, Ltd. *	AWCMY	AWCMY	5,980
1,060	ArcelorMittal	MT	03938L104	16,600
4,696	Atlas Iron, Ltd.	B04NW20	B04NW20	4,257
82	Aurubis AG	5485527	5485527	4,570
624	BHP Billiton Plc.	BBL	05545E209	40,048
1,997	China Gold International Resources Corp., Ltd. *	2750488	2750488	6,588
119	Compass Minerals International, Inc.	CMP	20451N101	10,157
347	Dominion Diamond Corp. *	DDC	257287102	4,941
530	First Majestic Silver Corp. *	AG	32076V103	5,835
603	Fresnillo Plc.	B2QPKJ1	B2QPKJ1	9,609
2,170	Glencore Xstrata Plc. ADR	GLNCY	37827X100	23,675
673	GoldCorp., Inc.	GG	380956409	18,124
651	Iluka Resources, Ltd.	6957575	6957575	5,459
2,186	Kinross Gold Corp.	KGC	496902404	11,411
399	Pan American Silver Corp.	PAAS	697900108	5,622
147	Royal Gold, Inc.	RGLD	780287108	10,100
387	Silver Wheaton Corp.	SLW	828336107	9,880
448	Tahoe Resources, Inc. *	TAHO	873868103	10,492
293	Teck Resources, Ltd. Class-B	TCK	878742204	6,513
4,022	Torex Gold Resources, Inc. *	TORXF	b1b25h3	4,285
282	Vedanta Resources Plc.	3327706	3327706	3,991
217	Voest Alpine AG	4943402	4943402	9,783
1,070	Yamana Gold, Inc.	AUY	98462Y100	10,743
				248,042	1.64%

Multi-Utilities
213	Atco, Ltd. Class-I (Canada)	ACLLF	046789400	9,992
325	Centrica Plc. ADR	CPYYY	15639K300	6,968
1,070	E.On SE ADR	EONGY	268780103	20,319
640	Gdf Suez ADR	GDFZY	36160B105	16,282
374	National Grid Plc.	NGG	636274300	26,105
397	RWE AG	RWEOY	7.50E+307	15,697
621	Veolia Environnement SA ADR	VE	92334N103	11,787
				107,150	0.71%

Multiline Retail
357	Big Lots, Inc. *	BIG	089302103	10,549
112	Canadian Tire Corp., Ltd.	CDNAF	136681202	9,961
191	Dollar Tree, Inc. *	DLTR	256746108	10,461
338	Macys, Inc.	M	55616P104	19,557
636	Marks & Spencer Group Plc.	MAKSY	570912105	10,647
171	Nordstrom, Inc.	JWN	655664100	10,513
1,912	JC Penney Co., Inc. *	JCP	708160106	13,919
263	Sears Holdings Corp. *	SHLD	812350106	11,769
240	Target Corp.	TGT	8.76E+110	15,010
				112,386	0.74%

Oil, Gas & Consumable Fuels
1,788	Afren Plc. *	B067275	B067275	4,875
268	AltaGas, Ltd.	B43WJC5	B43WJC5	10,292
276	Anadarko Petroleum Corp.	APC	032511107	23,228
1,871	Aurora Oil & Gas, Ltd. *	6079695	6079695	6,984
4,160	Beach Energy, Ltd.	6088204	6088204	6,093
378	Bonavista Energy Corp.	BNPUF	09784Y108	5,432
109	Bonterra Energy Corp.	BNEFF	098546104	5,330
1,034	BP Plc.	BP	055622104	52,331
420	Cabot Oil & Gas Corp.	COG	127097103	14,700
559	Canadian Oil Sands, Ltd.	COSWF	1.36E+109	10,671
200	Cheniere Energy, Inc. *	LNG	16411R208	9,886
153	CNOOC, Ltd. ADR	CEO	126132109	25,005
555	Cobalt International Energy, Inc. *	CIE	19075F106	10,700
84	Concho Resources, Inc. *	CXO	20605P101	10,175
136	Continental Resources, Inc. *	CLR	212015101	16,255
197	Crescent Point Energy Corp.	CPG	22576c101	6,913
796	Crew Energy, Inc. *	CWEGF	226533107	5,580
180	EOG Resources, Inc.	EOG	26875P101	34,096
552	Encana Corp.	ECA	292505104	10,477
808	Eni SpA ADR	E	26874R108	38,736
297	Etablissemnt Maurel et Prom	B05DY78	B05DY78	4,691
606	Galp Energia SGPS SA	B1FW751	B1FW751	10,191
206	Gibson Energy, Inc.	B44WH97	B44WH97	5,023
1,746	Gulf Keystone Petroleum, Ltd.	B019X62	B019X62	4,547
490	Husky Energy, Inc.	HUSKF	448055103	14,911
97	InterOil Corp. *	IOC	460951106	5,566
821	Kodiak Oil & Gas Corp. *	KOG	50015Q100	9,696
168	Koninklij Vopak NV	5809428	5809428	9,844
291	Noble Energy, Inc.	NBL	655044105	20,009
154	OMV AG ADR	OMVKY	670875509	7,243
620	Origin Energy, Ltd.	6214861	6214861	7,995
705	Pacific Rubiales Energy Corp.	PEGFF	69480U206	9,694
137	Paramount Resources, Ltd. *	PRMRF	699320206	5,602
808	Parex Resources, Inc. *	B575D14	B575D14	6,354
684	Penn West Petroleum, Ltd.	PWE	707887105	5,622
97	Pioneer Natural Resources Co.	PXD	723787107	19,514
2,171	Premier Oil Plc. ADR	PMOIY	740536107	11,593
171	Range Resources Corp.	RRC	75281A109	14,715
603	Repsol SA ADR	REPYY	76026T205	15,153
759	Royal Dutch Shell ADR	RDS/A	780259206	55,308
445	Royal Dutch Shell B ADR	RDS/B	780259107	34,674
1,517	SandRidge Energy, Inc. *	SD	80007P307	9,785
811	Santos, Ltd. ADR	SSLTY	803021708	10,105
157	Semgroup Corp.	SEMG	81663A105	10,569
765	Soco International Plc. *	B572ZV9	B572ZV9	6,083
988	Statoil ASA ADR	STO	85771P102	26,024
674	Suncor Energy, Inc.	SU	867224107	22,269
1,206	Total SA ADR	TOT	8.92E+113	78,269
219	Tourmaline Oil Corp. *	B3QJ0H8	B3QJ0H8	10,038
282	TransCanada Corp.	TRP	89353D107	12,416
196	Trilogy Energy Corp.	TETZF	89620H105	4,956
270	Tullow Oil Plc.	0150080	0150080	3,613
1,000	Tullow Oil Plc. ADR	TUWOY	899415202	6,610
389	Ultra Petroleum Corp. *	UPL	903914109	9,787
175	Vermilion Energy, Inc.	VET	923725105	9,867
869	Whitecap Resources, Inc.	SPGYF	96467A200	9,272
155	Whiting Petroleum Corp.	WLL	966387102	10,650
409	Woodside Petroleum, Ltd. ADR	WOPEY	980228308	13,894
219	World Fuel Services Corp.	INT	981475106	9,859
				849,769	5.62%

Paper & Forest Products
201	Canfor Corp. *	CFPZF	137576104	5,335
264	Resolute Forest Products, Inc. *	RFP	76117W109	5,409
192	Stella-Jones, Inc.	STLJF	85853F105	4,594
1,026	Stora Enso OYJ	SEOAY	86210M106	11,604
602	Upm-Kymmene OYJ	UPMKY	915436109	10,830
				37,772	0.25%

Personal Products
390	Oriflame Cosmetics SA ADR	ORFLY	686194200	4,949
137	The Lauder Estee Cos., Inc.	EL	518439104	9,431
				14,380	0.10%

Pharmaceuticals
1,275	AbbVie, Inc.	ABBV	00287Y109	64,910
112	Actavis, Inc. *	ACT	g0083b108	24,732
230	Allergan, Inc.	AGN	018490102	29,210
818	AstraZeneca Plc. ADR	AZN	046353108	55,428
970	Bristol-Myers Squibb Co.	BMY	110122108	52,157
531	BTG Plc. *	0100159	0100159	5,336
160	Forest Laboratories, Inc. *	FRX	345838106	15,611
354	H. Lundbeck A/S ADR	HLUYY	40422M206	10,266
252	Hikma Pharmaceuticals Plc.	B0LCW08	B0LCW08	6,052
468	Ipsen SA ADR	IPSEY	462629205	5,073
96	MallInckrodt Plc. *	MNK	G5785G107	6,498
394	Meda AB ADR	MDABY	58403D102	5,973
62	Merck KGaA	4741844	4741844	10,816
205	Mylan, Inc.	MYL	628530107	11,392
734	Nektar Therapeutics *	NKTR	640268108	9,417
346	Recordati Spa	B07DRZ5	B07DRZ5	6,368
92	Salix Pharmaceuticals, Ltd. *	SLXP	795435106	9,929
101	Stada Arzneimittel AG	5386750	5386750	5,171
425	Zoetis, Inc.	ZTS	98978V103	13,184
				347,521	2.30%

Professional Services
684	Als, Ltd.	B86SZR5	b86szr5	4,636
358	Bureau Veritas SA	B28DTJ6	B28DTJ6	9,880
143	Equifax, Inc.	EFX	294429105	10,019
2,360	Hays Plc.	0416102	0416102	5,652
627	Michael Page International Plc.	3023231	3023231	5,324
192	Nielsen Holdings NV	NLSN	N63218106	9,089
160	Randstad Holding NV	5228658	5228658	10,083
162	Teleperformance ADR *	TLPFY	87946F100	5,189
135	The Corporate Executive Board Co.	CEB	21988R102	10,095
153	Verisk Analytics, Inc. *	VRSK	92345Y106	9,748
215	WS Atkins Plc.	0060800	0060800	5,336
				85,052	0.56%

Real Estate Management & Developers
239	Alexander & Baldwin, Inc.	ALEX	014491104	9,947
32	Altisource Portfolio Solutions SA *	ASPS	L0175J104	3,148
548	Brookfield Office Properties, Inc.	BPO	112900105	10,489
2,200	CapitaLand, Ltd. ADR	CLLDY	140547100	10,032
364	CBRE Group, Inc. *	CBG	12504L109	10,174
671	Cheung Kong Holdings, Ltd. ADR	CHEUY	166744201	10,468
170	China Overseas Land & Investment, Ltd.	6192150	6192150	457
2,000	China Resources Land, Ltd.	6193766	6193766	4,525
1,368	City Developments, Ltd. ADR	CDEVY	177797305	10,055
321	First Capital Realty, Inc.	2185596	2185596	5,153
338	Gagfah SA	B1FYW63	B1FYW63	5,147
886	Hang Lung Properties, Ltd. ADR	HLPPY	41043M104	12,183
1,317	Henderson Land Development Co., Ltd.	HLDCY	425166303	7,374
373	Hufvudstaden AB	4449137	4449137	5,601
6,038	Precinct Properties New Zealand, Ltd.	6093275	6093275	5,166
59	PSP Swiss Property AG *	B012877	B012877	5,469
473	Savills Plc.	B135BJ4	B135BJ4	4,840
1,150	Sun Hung Kai Properties ADR	SUHJY	86676H302	14,663
337	Sun Hung Kai Properties, Ltd.	6859927	6859927	4,312
896	Wharf Holdings, Ltd.	WARFY	962257408	12,454
200	Wheelock & Co., Ltd. ADR	WHLKY	963271200	8,116
				159,772	1.06%

Road & Rail
217	Avis Budget Group, Inc. *	CAR	053774105	10,197
364	Hertz Global Holdings, Inc. *	HTZ	42805T105	10,196
106	Kansas City Southern	KSU	485170302	9,956
170	Landstar System, Inc.	LSTR	515098101	9,811
314	Union Pacific Corp.	UNP	907818108	56,639
				96,798	0.64%

Semiconductors & Semiconductor
2,695	Advanced Micro Devices, Inc. *	AMD	007903107	9,998
344	Aixtron SE ADR *	AIXG	009606104	5,717
308	Analog Devices, Inc.	ADI	032654105	15,653
891	Applied Materials, Inc.	AMAT	038222105	16,893
547	Broadcom Corp.	BRCM	111320107	16,251
247	Cavium, Inc. *	CAVM	14964U108	10,406
543	Cirrus Logic, Inc.	CRUS	172755100	10,453
120	CSR Plc. ADR	CSRE	12640Y205	6,055
980	Cypress Semiconductor Corp. *	CY	232806109	9,594
153	KLA Tencor Corp.	KLAC	482480100	9,968
190	Lam Research Corp. *	LRCX	512807108	9,829
901	Lsi Corp.	LSI	502161102	9,992
659	Micron Technology, Inc. *	MU	595112103	15,941
435	Microsemi Corp. *	MSCC	595137100	10,031
180	NXP Semiconductors NV *	NXPI	N6596X109	10,121
1,062	ON Semiconductor Corp. *	ONNN	682189105	9,919
1,422	RF Micro Devices, Inc. *	RFMD	749941100	10,068
407	Semtech Corp.	SMTC	816850101	10,155
495	Teradyne, Inc.	TER	880770102	10,039
739	Texas Instruments, Inc.	TXN	882508104	33,225
195	Xilinx, Inc.	XLNX	983919101	10,179
				250,488	1.66%

Software
508	Activision Blizzard, Inc.	ATVI	00507V109	9,830
453	Adobe Systems, Inc. *	ADBE	00724F101	31,089
184	Autodesk, Inc. *	ADSK	052769106	9,656
661	Cadence Design Systems, Inc. *	CDNS	127387108	10,133
168	Citrix Systems, Inc. *	CTXS	177376100	10,088
187	Fair Isaac, Inc.	FICO	303250104	10,048
442	Fortinet, Inc. *	FTNT	3.50E+113	10,232
189	Guidewire Software, Inc. *	GWRE	40171V100	10,132
201	Intu Properties Plc.	INTU	461202103	15,708
478	Mentor Graphics Corp.	MENT	587200106	10,344
5,491	Microsoft Corp.	MSFT	594918104	210,360
86	NetSuite, Inc. *	N	64118Q107	9,898
654	Nuance Communications, Inc. *	NUAN	67020Y100	10,000
3,449	Oracle Corp.	ORCL	68389X105	134,890
170	Red Hat, Inc. *	RHT	756577102	10,028
401	Rovi Corp. *	ROVI	779376102	9,961
267	Salesforce.com, Inc.	CRM	79466L302	16,653
145	ServiceNow, Inc. *	NOW	81762P102	9,869
149	Solera Holdings Llc	SLH	83421A104	10,195
649	Symantec Corp.	SYMC	871503108	13,941
176	Temenos Group AG *	7147892	7147892	6,211
59	The Ultimate Software Group, Inc. *	ULTI	90385D107	9,794
466	TIBCO Software, Inc. *	TIBX	88632Q103	10,154
768	TiVo, Inc. *	TIVO	888706108	10,368
102	Tyler Technologies, Inc. *	TYL	902252105	9,566
				609,148	4.03%

Specialty Retail
79	Advance Auto Parts, Inc.	AAP	00751Y106	10,061
530	Ascena Retail Group, Inc. *	ASNA	04351G101	9,694
195	AutoNation, Inc. *	AN	05329W102	10,265
32	AutoZone, Inc. *	AZO	053332102	17,230
200	Bed Bath & Beyond, Inc. *	BBBY	075896100	13,564
397	Best Buy Co., Inc.	BBY	086516101	10,572
156	Cabela's, Inc. *	CAB	126804301	10,346
6,243	Dixons Retail Plc. *	0047245	0047245	5,374
2,626	Esprit Holdings, Ltd. ADR	ESPGY	29666V204	9,874
565	Express, Inc. *	EXPR	3.02E+107	10,334
140	Genesco, Inc. *	GCO	371532102	10,395
158	Group 1 Automotive, Inc.	GPI	398905109	10,548
765	Lowe's Cos., Inc.	LOW	548661107	38,273
93	Lumber Liquidators Holdings, Inc. *	LL	55003T107	9,977
121	O'Reilly Automotive, Inc. *	ORLY	67103H107	18,253
199	Ross Stores, Inc.	ROST	778296103	14,487
406	The Gap, Inc.	GPS	364760108	17,763
1,025	The Home Depot, Inc.	HD	437076102	84,081
206	The Men's Wearhouse, Inc.	MW	587118100	11,081
452	The TJX Cos., Inc.	TJX	872540109	27,780
181	Williams-Sonoma, Inc.	WSM	969904101	10,541
				360,492	2.38%

Textiles, Apparel & Luxury Goods
147	Carter's, Inc.	CRI	146229109	11,074
275	Coach, Inc.	COH	189754104	13,423
198	Gildan Activewear, Inc.	GIL	375916103	10,167
253	Iconix Brand Group, Inc. *	ICON	451055107	10,181
3,532	Li & Fung, Ltd.	6286257	6286257	4,624
1,835	Li & Fung, Ltd. ADR	LFUGY	501897102	4,698
285	Steven Madden, Ltd. *	SHOO	556269108	10,388
478	NIKE, Inc. Class-B	NKE	654106103	37,427
35	Puma SE	5064722	5064722	9,896
81	PVH Corp.	PVH	693656100	10,241
63	Ralph Lauren Corp.	RL	751212101	10,148
310	Salvatore Ferragamo SpA	B5VZ053	B5VZ053	9,908
255	VF Corp.	VFC	918204108	14,940
				157,116	1.04%

Thrifts & Mortgage Finance
164	Genworth MI Canada, Inc.	B3NWJQ2	B3NWJQ2	5,336
66	Home Capital Group, Inc.	HMCBF	436913107	5,068
1,109	MGIC Investment Corp. *	MTG	552848103	9,937
				20,341	0.13%

Tobacco
324	Swedish Match AB	5048566	5048566	10,261
				10,261	0.07%

Trading Companies & Distributors
199	Applied Industrial Technologies, Inc.	AIT	03820C105	10,155
54	Brenntag AG	B4YVF56	B4YVF56	10,019
217	Fastenal Co.	FAST	311900104	10,240
364	Kloeckner & Co. SE *	B170DQ6	B170DQ6	5,603
1,410	SIG Plc.	0802541	0802541	4,994
199	Toromont Industries, Ltd.	TMTNF	891102105	4,597
344	Travis Perkins Plc.	0773960	0773960	11,263
114	United Rentals, Inc. *	URI	911363109	10,071
2,719	Wolseley Plc. ADR	WOSYY	977868306	15,906
38	WW Grainger, Inc.	GWW	384802104	9,691
				92,539	0.61%

Transportation Infrastructure
420	Abertis Infraestructuras SA	4065663	4065663	9,869
1,328	Atlantia SpA ADR	ATASY	048173108	16,746
2,938	Sydney Airport	B70DWB2	B70DWB2	10,652
1,575	Transurban Group	6200882	6200882	9,944
154	Westshore Terminals Investment Corp.	B8KB138	B8KB138	5,253
				52,465	0.35%

Wireless Telecommunication Services
1,632	China Mobile, Ltd. ADR	CHL	16941M109	77,602
3,572	Sprint Corp. *	S	85207U105	31,219
1,774	Tele2 AB ADR	TLTZY	87952P307	10,999
387	T-Mobile US, Inc. *	TMUS	872590104	11,804
411	Vodafone Group Plc. ADR	VOD	92857w308	17,078
				148,701	0.98%

Total for Common Stock (Cost - $12,284,271)				13,218,543	87.35%

Exchange Traded Fund
18,249	DB X-Trackers MSCI Europe Small Cap Index UCITS ETF DR *	B2PJX51	B2PJX51	749,058
335	iShares MSCI Canada ETF	EWC	464286509	9,775
10,214	iShares MSCI Pacific ex Japan ETF	EPP	464286665	479,547
6,419	Vanguard FTSE Europe ETF	VGK	922042874	386,616
				1,624,997	10.74%

Total for Exchange Traded Funds (Cost - $1,552,577)				1,624,997	10.74%

Real Estate Investment Trusts

321	American Tower Corp.	AMT	03027X100	26,152
99	Boston Properties, Inc.	BXP	101121101	11,131
267	Canada Apartment Properties REIT	2117599	2117599	5,278
389	Columbia Property Trust, Inc.	CXP	198287203	10,324
224	Corio NV	4929286	4929286	10,518
146	Crown Castle International Corp. *	CCI	228227104	11,081
191	Dundee Real Estate Invevstment Trust	2833505	2833505	5,098
707	General Growth Properties, Inc.	GGP	370023103	15,568
2,325	Goodman Group	B03FYZ4	B03FYZ4	9,966
149	Granite Real Estate Investment Trust	GRP/U	387437114	5,151
537	H&R Real Estate Investment Trust	B3DJHT2	B3DJHT2	10,794
1,138	Hammerson Plc.	0406501	0406501	10,949
1,851	Investa Office Fund	6205694	6205694	5,290
6,319	Mirvac Group	6161978	6161978	9,960
192	Simon Property Group, Inc.	SPG	828806109	30,968
293	Tanger Fctry Outlet Centers, Inc.	SKT	875465106	10,053
27	Unibail-Rodamco SE	B1YY4B3	B1YY4B3	7,116
471	Westfield Group ADR	WFGPY	960224103	8,690
				204,086	1.35%

Total Real Estate Investment Trusts (Cost - $198,078)				$ 204,086	1.35%

MONEY MARKET FUNDS
326,715	Aim Short Term Investments Trust Treasury 0.02% ** (Cost - $326,715)			326,715	2.16%

Total Investments (Cost - $14,361,641)				$15,374,342	101.59%

Liabilities in Excess of Other Assets				(241,249)	-1.59%

Net Assets				$15,133,093	100.00%

*Non-Income Producing Security.
** Variable Rate Security: The Yield Rate shown represents the rate at February 28, 2014.
The accounting notes are an integral part of these financial statements.
NOTES TO FINANCIAL STATEMENTS
CCA Aggressive Return Fund
1. SECURITY TRANSACTIONS

At February 28, 2014 the net unrealized appreciation on investments, based on cost for federal, Income tax purposes of $14,361,641 amounted to $1,014,912, which consisted of aggregate gross unrealized appreciation of $1,157,717 and aggregate gross unrealized depreciation of $142,805.

2. SIGNIFICANT ACCOUNTING POLICIES

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices, Included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may, Include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, Including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of February 28, 2014:

Valuation Inputs of Assets	Level 1		Level 2	Level 3	Total
Common Stock	$13,218,543		$0	$0	$13,218,543
Real Estate Investment Trust	$204,086		$0	$0	$204,086
Exchange Traded Funds	$1,624,997		$0	$0	$1,624,997
Cash Equivalents	$326,715		$0	$0	$326,715
Total	$15,374,342		$0	$0	$15,374,342

CCA Core Return Fund
Schedule of Investments
February 28, 2014 (Unaudited)

Shares/Principal Amount				Fair Value	% of Net Assets

COMMON STOCKS

Aerospace & Defense
255	Airbus Group NV	EADSY	009279100	4,659
38	Alliant Techsystems, Inc.	ATK	018804104	5,122
105	Curtiss-Wright Corp.	CW	231561101	7,157
289	Exelis, Inc.	XLS	30162A108	5,904
41	Huntington Ingalls Industires, Inc.	HII	446413106	4,155
56	Lockheed Martin Corp.	LMT	539830109	9,089
84	Raytheon Co.	RTN	755111507	8,224
52	Rolls-Royce Holdings Plc. ADR *	RYCEY	775781206	4,336
64	Teledyne Technologies, Inc. *	TDY	879360105	6,271
38	The Boeing Co.	BA	097023105	4,899
101	United Technologies Corp.	UTX	913017109	11,819
				71,635	0.71%

Air Freight & Logistics
142	Deutsche Post AG ADR	DPSGY	25157Y202	5,299
46	FedEx Corp.	FDX	31428X106	6,133
134	Hub Group, Inc. Class-A *	HUBG	443320106	5,235
639	TNT Express NV ADR	TNTEY	87262N109	6,237
				22,905	0.23%

Airlines
3,000	Cathay Pacific Airways, Ltd.	6179755	6179755	6,108
				6,108	0.06%

Auto Components
35	Continental AG	4598589	4598589	8,471
135	Continental AG ADR	CTTAY	210771200	6,538
208	Denso Corp.	DNZOY	24872B100	5,558
140	Toyota Industries Corp.	6900546	6900546	6,460
				27,027	0.27%

Automobiles
162	Bayerische Motoren Werke AG ADR	BAMXY	072743206	6,232
84	Daimler AG	DDAIF	D1668R123	7,762
477	Ford Motor Co.	F	345370860	7,341
87	Fuji Heavy Industries, Ltd.	FUJHY	359556206	4,673
204	General Motors Co. *	GM	37045V100	7,385
135	Honda Motor Co., Ltd.	6435145	6435145	4,834
121	Honda Motor Co., Ltd. ADR	HMC	438128308	4,362
108	Mazda Motors Corp. *	MZDAY	578787103	5,197
400	Mitsubishi Motors Corp. *	6598446	6598446	4,422
250	Nissan Motor Co., Ltd.	NSANY	654744408	4,478
488	Astra International Tbk PT	PTAIY	69367X109	5,758
49	Renault SA	4712798	4712798	4,885
168	Tata Motors, Ltd. ADR	TTM	876568502	5,860
205	Toyota Motor Corp. ADR	TM	892331307	23,637
120	Volkswagen AG ADR	VLKAY	928662303	6,115
95	Volkswagen AG ADR	VLKPY	928662402	4,932
				107,873	1.07%

Beverages
2,820	Ambev SA ADR	ABEV	02319V103	20,304
207	Anheuser-Busch InBev NV	BUD	03524A108	21,654
200	Asahi Group Holdings, Ltd.	6054409	6054409	5,600
66	Brown Forman Corp. Class-B	BF/B	115637209	5,531
42	Coca-Cola Femsa SAB de CV	KOF	191241108	4,073
83	Diageo Plc. ADR	DEO	25243Q205	10,434
225	Ito En, Ltd.	6455789	6455789	5,043
130	PepsiCo, Inc.	PEP	713448108	10,409
215	Pernod Ricard SA ADR	PDRDY	714264207	5,018
99	SABMiller Plc.	SBMRY	78572M105	4,859
133	The Coca-Cola Co.	KO	191216100	5,081
				98,006	0.97%

Biotechnology
45	Celgene Corp. *	CELG	151020104	7,234
152	CSL, Ltd. ADR	CMXHY	12637N105	4,902
110	Gilead Sciences, Inc. *	GILD	375558103	9,107
29	Regeneron Pharmaceuticals, Inc. *	REGN	75886F107	9,643
300	Takara Bio, Inc.	B03ML21	B03ML21	5,087
75	United Therapeutics Corp. *	UTHR	91307C102	7,607
				43,579	0.43%

Capital Markets
50	Ameriprise Financial, Inc.	AMP	03076C106	5,450
895	Ashmore Group Plc.	B132NW2	B132NW2	4,746
25	BlackRock, Inc.	BLK	09247X101	7,621
168	Credit Suisse Group AG ADR	CS	225401108	5,270
495	Daiwa Securities Group, Inc.	DSEEY	234064301	4,470
205	Federated Investors, Inc. Class-B	FII	314211103	5,617
150	Invesco, Ltd.	IVZ	G491BT108	5,145
115	Legg Mason, Inc.	LM	524901105	5,285
118	Macquarie Group, Ltd.	B28YTC2	B28YTC2	5,930
217	Morgan Stanley	MS	617446448	6,684
649	Nomura Holdings, Inc.	NMR	65535H208	4,407
123	Northern Trust Corp.	NTRS	665859104	7,608
22	Partners Group Holding AG	B119QG0	B119QG0	5,729
635	Ratos AB	B130WD0	B130WD0	5,914
175	The Bank of New York Mellon Corp.	BK	064058100	5,600
30	The Goldman Sachs Group, Inc.	GS	38141G104	4,994
246	UBS AG *	UBS	H89231338	5,255
				95,722	0.95%

Chemicals
55	Agrium, Inc.	AGU	008916108	5,075
185	Air Liquide SA ADR	AIQUY	009126202	5,076
204	Akzo Nobel NV	AKZOY	010199305	5,620
50	Arkema SA ADR	ARKAY	041232109	5,430
103	Basf SE	BASFY	055262505	11,769
102	E. I. du Pont de Nemours & Co.	DD	263534109	6,795
4	Givaudan AG *	5980613	5980613	6,274
119	HB Fuller Co.	FUL	359694106	5,769
615	Israel Chemicals, Ltd. ADR	ISCHY	465036200	5,191
365	Kansai Paint Co.	6483746	6483746	4,730
250	Linde AG ADR	LNEGY	535223200	5,173
2,000	Mitsui Chemicals, Inc.	6597368	6597368	5,164
105	Sensient Technologies Corp.	SXT	81725T100	5,505
344	Shin-Etsu Chemical Co., Ltd. ADR	SHECY	824551105	4,850
345	Sumitomo Chemical Co., Ltd.	SOMMY	865612105	6,979
30	The Sherwin Williams Co.	SHW	824348106	6,014
				95,417	0.95%

Commercial Banks
420	Agric Bk Of China ADR Funsponsored ADR	ACGBY	00850M102	4,431
746	Akbank T.A.S. ADR	AKBTY	009719501	3,857
188	Australia & New Zealand Banking Group, Ltd. ADR	ANZBY	052528304	5,420
500	Banco Bilbao Vizcaya Argentaria, SA	BBVA	05946K101	6,155
405	Banco Bradesco SA	BBD	059460303	4,759
371	Banco Bradesco SA ADR	BBDO	059460402	4,678
59	Banco de Chile ADR	BCH	059520106	4,488
483	Banco do Brasil SA ADR	BDORY	059578104	4,231
3,698	Banco Espirito Santo SA *	4058061	4058061	7,230
643	Banco Santnder SA	5705946	5705946	5,829
6,000	Bank Central Asia Tbk PT	B01C1P6	b01c1p6	5,284
62	Bank Montreal	BMO	063671101	4,090
1,059	Bank of America Corp.	BAC	060505104	17,505
263	Barclays Plc.	BCS	06738E204	4,471
148	BB&T Corp.	BBT	054937107	5,594
170	BNP Paribas SA	BNPQY	05565A202	6,948
2,279	China Construction Bank Corp. ADR	CICHY	168919108	31,017
360	Citigroup, Inc.	C	172967424	17,507
210	Commonwealth Bank of Australia	6215035	6215035	14,001
256	Corpbanca ADR	BCA	21987A209	4,524
838	Credit Agricole SA *	CRARY	225313105	6,595
4,000	Dah Sing Banking Group, Ltd.	B01G0P1	B01G0P1	6,598
390	Danske Bank A/S ADR	DNSKY	236363107	5,156
306	Fifth Third Bancorp	FITB	316773100	6,639
138	Grupo Financiero Banorte SAB de CV ADR	GBOOY	40052P107	4,474
333	Hang Seng Bank, Ltd. ADR	HSNGY	41043C304	5,411
150	HDFC Bank, Ltd. ADR	HDB	40415F101	5,039
160	HSBC Holdings Plc.	HSBC	404280406	8,446
736	Industrial & Commercial Bank of China, Ltd. ADR	IDCBY	455807107	8,729
275	Intesa Sanpaolo SpA ADR	ISNPY	46115H107	5,085
373	Itau Unibanco Holding SA ADR	ITUB	465562106	4,968
567	JPMorgan Chase & Co.	JPM	46625H100	32,217
134	KB Financial Group, Inc. ADR	KB	48241A105	4,945
129	KBC Groupe NV	4497749	4497749	8,189
1,980	Lloyds Banking Group Plc. ADR *	LYG	539439109	11,068
1,173	Magellan Financial Group, Ltd.	MFG	60687Y109	4,821
810	Malayan Banking Bhd ADR	MLYBY	56108H105	4,739
899	Mitsubishi UFJ Financial Group, Inc.	6335171	6335171	5,181
1,579	Mitsubishi UFJ Financial Group, Inc. ADR	MTU	606822104	9,190
322	National Australia Bank, Ltd. ADR	NABZY	632525408	4,988
422	Nordea Bank AB	5380031	5380031	6,047
179	PrivateBancorp, Inc.	PVTB	742962103	5,166
544	Regions Financial Corp.	RF	7591EP100	5,788
284	Royal Bank of Canada	RY	780087102	18,471
807	Sberbank of Russia ADR	SBRCY	80585Y308	8,207
119	Shinhan Financial Group Co., Ltd. ADR	SHG	824596100	4,947
625	Societe Genrale SA	SCGLY	83364L109	8,269
421	Standard Bank Group, Ltd.	SGBLY	853118206	4,770
219	Standard Chartered Plc.	0408284	0408284	4,640
983	Sumitomo Mitsui Financial Group, Inc.	SMFG	86562M209	8,896
114	Svenska Handelsbanken AB	5703661	5703661	5,958
324	TCF Financial Corp.	TCB	872275102	5,223
81	The Bank of Nova Scotia	BNS	064149107	4,636
100	The Hachijuni Bank, Ltd.	HACBY	404508202	5,360
66	The PNC Financial Services Group, Inc.	PNC	693475105	5,397
1,000	The Shizuoka Bank, Ltd.	6805328	6805328	9,642
112	The Toronto Dominion Bank	TD	891160509	5,077
211	Trustmark Corp.	TRMK	898402102	5,091
1,462	Turkiye Garanti Bankasi AS ADR	TKGBY	900148701	4,064
975	UniCredit SpA	B5M1SM3	B5M1SM3	7,760
136	US Bancorp	USB	902973304	5,595
315	Utd Overseas Bank, Ltd.	6916781	6916781	5,126
410	Wells Fargo & Co.	WFC	949746101	19,032
				477,658	4.75%

Commercial Services & Supplies
3,593	China Everbright International, Ltd.	6630940	6630940	5,260
323	RR Donnelley & Sons Co.	RRD	257867101	6,179
300	Park24 Co., Ltd.	6667733	6667733	6,047
				17,486	0.17%

Communications Equipment
553	Cisco Systems, Inc.	CSCO	17275R102	12,055
77	Motorola Solutions, Inc.	MSI	620076307	5,097
73	QUALCOMM, Inc.	QCOM	747525103	5,496
327	Riverbed Technology, Inc. *	RVBD	768573107	7,286
				29,935	0.30%

Computers & Peripherals
47	Apple, Inc.	AAPL	037833100	24,733
142	Canon, Inc.	CAJ	138006309	4,433
130	Electronics for Imaging, Inc. *	EFII	286082102	5,798
182	NCR Corp. *	NCR	6.29E+112	6,197
101	Seagate Technology Plc.	STX	G7945M107	5,271
				46,433	0.46%

Construction & Engineering
89	Jacobs Engineering Group, Inc.. *	JEC	469814107	5,398
989	Shimizu Corp.	6804400	6804400	5,331
				10,729	0.11%

Construction Materials
238	CRH Plc.	CRH	12626K203	7,011
268	Lafarge SA ADR	LFRGY	505861401	4,993
52	Martin Marietta Materials, Inc.	MLM	573284106	6,343
1,587	Sumitomo Osaka Cement Co., Ltd.	6858548	6858548	6,108
				24,455	0.24%

Consumer Finance
77	American Express Co.	AXP	025816109	7,029
				7,029	0.07%

Distributors
400	Canon Marketing Japan, Inc.	6172453	6172453	5,200
61	Genuine Parts Co.	GPC	372460105	5,373
				10,573	0.11%

Diversified Consumer Services
187	Apollo Education Group, Inc. *	APOL	037604105	6,233
				6,233	0.06%

Diversified Financial Services
91	Berkshire Hathaway, Inc. Class-B *	BRK/B	084670702	10,536
102	CME Group, Inc. Class-A	CME	12572Q105	7,530
640	Deutsche Boerse AG ADR	DBOEY	251542106	5,197
58	Groupe Bruxelles Lambert SA	7097328	7097328	5,707
308	Hong Kong Exchanges & Clearing, Ltd.	HKXCY	43858F109	4,746
20	IntrcontinentalExchange Group, Inc.	ICE	45866f104	4,177
71	Pargesa Holding SA	B0CDLF8	b0cdlf8	6,101
				43,994	0.44%

Diversified Telecommunication
731	AT&T, Inc.	T	00206R102	23,341
114	BCE, Inc.	BCE	05534B760	4,970
126	BT Group Plc.	BT	05577E101	8,690
387	China Unicom (Hong Kong), Ltd. ADR	CHU	16945R104	5,097
161	Chunghwa Telecom Co., Ltd.	CHT	17133Q502	4,870
23	Iliad SA	7759435	7759435	5,611
226	Nippon Telegraph & Telephone Corp.	NTT	654624105	6,382
493	Orange SA	ORAN	684060106	6,128
148	PT Telekomunikasi Indonesai Tbk PT	TLK	715684106	5,806
1,145	Portugal Telecom SGPS SA ADR	PT	737273102	5,084
100	Swisscom AG ADR	SCMWY	871013108	5,923
665	Telefonica SA ADR	TEF	879382208	10,121
218	Telstra Corp., Ltd.	TLSYY	87969N204	4,944
293	Verizon Communications, Inc.	VZ	92343V104	13,946
190	Vivendi SA	VIVHY	92852t201	5,430
				116,344	1.16%

Electric Utilities
648	CLP Holdings, Ltd.	CLPHY	18946Q101	5,022
310	CPFL Energia SA ADR	CPL	126153105	4,458
146	Duke Energy Corp.	DUK	26441C204	10,348
150	El Paso Electric Co.	EE	283677854	5,288
775	Electricite de France SA ADR	ECIFY	285039103	6,138
82	Entergy Corp.	ETR	29364G103	5,233
179	Exelon Corp.	EXC	30161N101	5,443
1,100	Fortum OYJ ADR	FOJCY	34959F106	5,148
221	Great Plains Energy, Inc.	GXP	391164100	5,806
237	Iberdrola SA ADR	IBDRY	450737101	6,295
324	Korea Electric Power Corp. *	KEP	500631106	5,608
84	Nextera Energy, Inc.	NEE	65339F101	7,677
209	SSE Plc. ADR	SSEZY	78467K107	4,876
118	The Southern Co.	SO	842587107	4,997
				82,337	0.82%

Electrical Equipment
220	Abb, Ltd. *	7108899	7108899	5,624
113	Emerson Electric Co.	EMR	291011104	7,374
92	Legrand SA	B11ZRK9	B11ZRK9	5,707
234	Mitsubishi Electric Corp. *	MIELY	606776201	5,558
120,000	Sinopoly Battery, Ltd. *	B0L8W06	B0L8W06	8,350
				32,613	0.32%

Electronic Equipment & Instruments
123	Avnet, Inc.	AVT	053807103	5,354
73	Belden, Inc.	BDC	077454106	5,265
294	Corning, Inc.	GLW	219350105	5,665
69	Hitachi, Ltd. ADR *	HTHIY	433578507	5,470
58	Kyocera Corp. ADR *	KYO	501556203	2,641
430	L G Display Co., Ltd. ADR *	LPL	50186V102	4,876
136	Omron Corp.	6659428	6659428	5,708
118	TE Connectivity, Ltd.	TEL	H84989104	6,912
400	Yaskawa Electric Corp.	6986041	6986041	5,938
				47,831	0.48%

Energy Equipment & Services
89	Cameron International Corp. *	CAM	13342B105	5,701
53	Seacor Holdings, Inc. *	CKH	811904101	4,688
78	Helmerich & Payne, Inc.	HP	423452101	7,703
64	National Oilwell Varco, Inc.	NOV	637071101	4,931
125	SeaDrill, Ltd.	SDRL	G7945E105	4,620
117	Tenaris SA ADR	TS	88031M109	4,882
89	Tidewater, Inc.	TDW	886423102	4,336
				36,861	0.37%

Food & Staples Retailing
59	Casey's General Stores, Inc.	CASY	147528103	4,041
49	Costco Wholesale Corp.	COST	22160K105	5,723
82	CVS Caremark Corp.	CVS	126650100	5,997
575	Metro AG ADR	MTTRY	59160R102	4,686
68	Seven & I Holdings Co., Ltd. ADR *	SVNDY	81783H105	5,084
355	Sun Art Retail Group, Ltd. ADR *	SURRY	866633100	4,402
882	Tesco Plc.	0884709	0884709	4,863
123	Walgreen Co.	WAG	931422109	8,358
369	Wal-Mart de Mexico SAB De CV ADR	WMMVY	93114W107	7,801
199	Wal-Mart Stores, Inc..	WMT	931142103	14,865
116	Wesfarmers, Ltd.	6948836	6948836	4,449
65	Weston George, Ltd.	WNGRF	961148509	4,731
159	Woolworths, Ltd.	6981239	6981239	5,122
				80,122	0.80%

Food Products
365	Ajinomoto Co., Inc. *	AJINY	009707100	5,643
136	Archer-Daniels-Midlnd Co.	ADM	039483102	5,522
149	Associated British Foods Plc. ADR	ASBFY	045519402	7,550
237	Brazil SA ADR	BRFS	10552T107	4,328
65	Bunge, Ltd.	BG	G16962105	5,175
355	Danone ADR	DANOY	23636T100	5,030
117	Hormel Foods Corp.	HRL	440452100	5,552
710	JBS SA ADR	JBSAY	466110103	4,509
101	Kraft Foods Group, Inc.	KRFT	50076Q106	5,582
222	Mondelez International, Inc.	MDLZ	609207105	7,555
288	Nestle ADR	NSRGY	641069406	21,727
142	Nestle SA	7123870	7123870	10,749
100	Nissin Foods Holdings Co., Ltd.	6641760	6641760	4,467
113	Suedzucker AG	5784462	5784462	3,123
129	Unilever NV NY	UN	904784709	5,103
97	Viscofan SA	5638280	5638280	4,990
71	Want Want China Holdings, Ltd.	WWNTY	93370R107	5,327
				111,931	1.11%

Gas Utilities
111	Atmos Energy Corp.	ATO	049560105	5,117
23	One Gas, Inc. *	OGS	68235p108	773
1,000	Osaka Gas Co., Ltd.	6661768	6661768	4,153
452	Superior Plus Corp.	SUUIF	86828P103	5,012
95	Southwest Gas Corp.	SWX	844895102	5,132
				20,187	0.20%

Health Care Equipment & Supplies
139	Abbott Laboratories	ABT	002824100	5,529
77	Covidien Plc.	COV	G2554F113	5,540
62	Teleflex, Inc.	TFX	879369106	6,323
110	Medtronic, Inc.	MDT	585055106	6,519
83	Coloplast A/S	B8FMRX8	B8FMRX8	6,991
71	Stryker Corp.	SYK	863667101	5,697
75	Baxter International, Inc.	BAX	071813109	5,213
152	Alere, Inc. *	ALR	01449J105	5,584
28	Straumann Holding AG	7156832	7156832	6,028
127	Carefusion Corp. *	CFN	14170t101	5,147
202	Cochlear, Ltd. ADR	CHEOY	191459205	5,282
				63,854	0.64%

Health Care Providers & Servicers
27	Community Health Systems, Inc. *	CYH	203668108	1,109
385	Community Health Systems Rts 1/4/2016 *	203668116	203668116	20
88	DaVita HealthCare Partners, Inc. *	DVA	23918k108	6,048
85	Express Scripts Holding Co. *	ESRX	30219G108	6,401
67	UnitedHealth Group, Inc.	UNH	91324P102	5,177
59	Wellpoint, Inc.	WLP	94973V107	5,345
				24,101	0.24%

Hotels Restaurants & Leisure
5,000	Ajisen China Holdings, Ltd.	B1TNRD8	B1TNRD8	5,534
131	Dunkin' Brands Group, Inc.	DNKN	265504100	6,769
655	Galaxy Entertainment Group, Ltd. *	6465874	6465874	6,571
366	Greene King Plc.	B0HZP13	B0HZP13	5,636
109	Marriott International, Inc.	MAR	571903202	5,911
129	Melco Crown Entertainment, Ltd. ADR *	MPEL	585464100	5,537
3,063	Melco International Development, Ltd.	B092QP3	B092QP3	10,953
58	Papa John's International, Inc.	PZZA	698813102	2,952
132	Six Flags Entertainment Corp.	SIX	83001A102	5,386
2,000	SJM Holdings, Ltd.	B2NR3Y6	B2NR3Y6	6,417
54	Sodexo SA ADR	SDXAY	833792104	5,745
100	St Marc Holdings Co., Ltd.	B0SQYV8	B0SQYV8	4,634
65	Starbucks Corp.	SBUX	855244109	4,612
107	Wynn Macau, Ltd. ADR	WYNMY	98313R106	5,130
70	Yum! Brands, Inc.	YUM	988498101	5,186
				86,972	0.86%

Household Durables
925	Barratt Developments Plc.	0081180	0081180	6,816
36	Mohawk Industries, Inc. *	MHK	608190104	5,095
680	Panasonic Corp. ADR	PCRFY	69832A205	8,564
				20,475	0.20%

Household Products
43	Colgate-Palmolive Co.	CL	194162103	2,702
66	Henkel AG & Co. KGaA ADR	HENKY	42550U109	6,673
48	Kimberly-Clark Corp.	KMB	494368103	5,297
290	Procter & Gamble Co.	PG	742718109	22,811
360	Reckitt Benckiser Group Plc.	RBGLY	756255204	5,987
87	Uni Charm Corp.	6911485	6911485	4,929
				48,398	0.48%

IT Services
177	Cielo SA ADR	CIOXY	171778202	4,869
96	Computer Sciences Corp.	CSC	205363104	6,067
99	Fidelity National Information Services, Inc.	FIS	31620M106	5,505
89	Infosys, Ltd. ADR	INFY	456788108	5,489
29	International Business Machines Corp.	IBM	459200101	5,370
60	MasterCard, Inc.	MA	57636Q104	4,663
37	Visa, Inc.	V	92826C839	8,360
425	Wipro, Ltd. ADR	WIT	97651M109	5,865
				46,188	0.46%

Industrial Conglomerates
87	3M Co.	MMM	88579Y101	11,722
1,217	General Electric Co.	GE	369604103	30,997
206	Hutchison Whampoa, Ltd. ADR	HUWHY	448415208	5,566
96	Jardine Matheson Holdings, Ltd. ADR	JMHLY	471115402	5,578
220	Koc Holdings AS ADR	KHOLY	49989A109	4,022
167	Koninklijke Philips NV	PHG	500472303	5,820
94	Siemens AG ADR	SI	826197501	12,514
1,900	Sime Darby Bhd	B29TTR1	b29ttr1	5,282
220	Smiths Group Plc.	SMGZY	83238P203	5,093
				86,593	0.86%

Insurance
250	AIA Group, Ltd. ADR	AAGIY	001317205	4,908
330	Allianz SE ADR	AZSEY	018805101	5,864
111	American Financial Group, Inc.	AFG	025932104	6,345
102	American International Group, Inc.	AIG	026874784	5,077
61	AON Plc.	AON	G0408V102	5,222
88	Arch Capital Group, Ltd. *	ACGL	G0450A105	4,939
222	Assured Guaranty, Ltd.	AGO	G0585R106	5,450
58	Chubb Corp.	CB	171232101	5,074
232	CNP Assurances	5543986	5543986	5,003
41	Fidelity National Financial, Inc. Class-A	FNF	31620R105	1,355
356	Genworth Financial, Inc. *	GNW	37247D106	5,532
98	Lincoln National Corp.	LNC	534187109	4,913
167	Loews Corp.	L	540424108	7,261
11	Markel Corp. *	MKL	570535104	6,358
388	MBIA, Inc. *	MBI	55262c100	5,257
102	MetLife, Inc.	MET	59156R108	5,168
260	Muenchener Rueckver ADR	MURGY	626188106	5,686
1,700	New China Life Insurance Co., Ltd. *	B5730Z1	B5730Z1	5,378
209	Old Mutual Plc. ADR	ODMTY	680031309	5,493
270	Ping An Isnurance (Group) Co. of China, Ltd. ADR	PNGAY	72341E304	4,334
165	Power Financial Corp.	POFNF	73927C100	5,125
113	Principal Financial Group, Inc.	PFG	74251V102	5,125
165	Prudential Plc.	PUK	74435K204	7,491
218	Sampo OYJ ADR	SAXPY	79588J102	5,513
210	Sanlam, Ltd. ADR	SLLDY	80104Q208	5,174
184	Selective Insurance Group, Inc.	SIGI	816300107	4,239
143	Sun Life Financial, Inc.	SLF	866796105	4,955
60	Swiss Re, Ltd. ADR	SSREY	870886108	5,609
145	The Allstate Corp.	ALL	020002101	7,868
58	The Travelers Co., Inc.	TRV	8.94E+113	4,863
174	Tokio Marine Holdings, Inc. ADR *	TKOMY	889094108	5,175
				165,752	1.65%

Internet & Catalog Retail
18	Amazon.com, Inc. *	AMZN	023135106	6,518
104	Shutterfly, Inc. *	SFLY	82568p304	5,674
7	The Priceline Group, Inc. *	PCLN	741503403	9,442
				21,634	0.22%

Internet Software & Services
30	Baidu, Inc. ADR *	BIDU	056752108	5,128
200	Dena Co., Ltd.	B05L364	B05L364	4,320
179	Facebook, Inc. Class-A *	FB	30303M102	12,254
17	Google, Inc. Class-A *	GOOG	38259P508	20,666
28	LinkedIn Corp. *	LNKD	53578A108	5,713
70	NetEase, Inc. ADR	NTES	64110W102	4,842
449	Telecity Group Plc.	B282YM1	B282YM1	4,959
332	Tencent Holdings, Ltd. ADR *	TCEHY	88032Q109	26,593
449	Yahoo Japan Corp. ADR *	YAHOY	98433V102	5,702
				90,178	0.90%

Leisure Equipment & Products
100	Sankyo Co., Ltd.	6775432	6775432	4,143
62	Shimano, Inc.	6804820	6804820	5,606
				9,750	0.10%

Machinery
386	AB Volvo Class-B ADR	VOLVY	928856400	5,786
57	Caterpillar, Inc.	CAT	149123101	5,527
485	CNH Industrial NV *	CNHI	N20944109	5,296
174	Fanuc Corp. ADR *	FANUY	307305102	5,072
45	Hino Motors, Ltd. ADR *	HINOY	433406204	6,674
121	ITT Corp.	ITT	450911201	5,312
10,000	Jaya Holdings, Ltd.	6207560	6207560	6,074
391	Kubota, Corp.	6497509	6497509	5,463
1,000	Mitsubishi Heavy Industries, Ltd.	6597067	6597067	6,136
51	Parker-Hannifin Corp.	PH	701094104	6,148
71	Pentair, Ltd.	PNR	H6169Q108	5,738
48	Pfeiffer Vacuum Technology AG	5499238	5499238	5,657
388	Sandvik AB ADR	SDVKY	800212201	5,424
20	SMC Corp. (Japan)	6763965	6763965	5,069
500	Star Micronics Co. LT	6841526	6841526	5,783
1,000	The Japan Steel Works, Ltd.	6470685	6470685	4,880
864	Toshiba Machine Co., Ltd.	6897262	6897262	4,275
271	Trelleborg AB B	4902384	4902384	5,344
176	Xylem, Inc.	XYL	98419M100	6,926
				106,584	1.06%

Marine
1	AP Moeller= Maersk A/S	4253059	4253059	11,717
				11,717	0.12%

Media
98	British Sky Broadcasting Group Plc.	BSYBY	111013108	6,212
109	CBS Corp.	CBS	124857202	7,312
151	Cinemark Holdings, Inc.	CNK	17243V102	4,442
443	Daily Mail & General Trust Plc.	0945736	0945736	7,805
78	DIRECTV *	DTV	25490A309	6,053
154	Twenty-First Century Fox, Inc.	FOXA	90130A101	5,165
232	Gannett Co., Inc.	GCI	364730101	6,902
173	Grupo Televisa SAB	TV	40049J206	5,088
113	Lamar Advertising Co. *	LAMR	512815101	6,058
52	Naspers Ltd ADR	NPSNY	631512100	6,211
135	Reed Elsevier NV	ENL	758204200	5,895
258	Regal Entertainment Group	RGC	758766109	4,747
400	RTL Group SA ADR	RGLXY	74973Y103	5,216
1,426	Technicolor SA *	B4MMD80	B4MMD80	9,610
78	The Walt Disney Co.	DIS	254687106	6,303
298	Thomson Reuters Corp.	TRI	884903105	10,233
87	Time Warner, Inc.	TWX	887317303	5,840
81	Viacom, Inc. Class B	VIAB	92553P201	7,106
48	WPP Plc. ADR	WPPGY	92937A102	5,251
				121,451	1.21%

Metals & Mining
196	Antofagasta Plc. ADR	ANFGY	037189107	5,866
319	Barrick Gold Corp.	ABX	067901108	6,501
80	BHP Billiton Plc. ADR	BBL	05545E209	5,134
156	BHP Billiton, Ltd. ADR	BHP	088606108	10,748
200	BHP Billiton, Ltd.	6144690	6144690	6,855
894	Companhia Siderurgica Nacional ADR	SID	20440W105	3,978
259	Commercial Metals Co.	CMC	201723103	5,012
1,106	Fortescue Metals Group, Ltd.	6086253	6086253	5,373
133	Freeport Mcmoran Copper & Gold, Inc.	FCX	35671D857	4,338
466	Glencore Xstrata Plc. ADR	GLNCY	37827X100	5,084
201	Industrias Penoles SAB de CV	2448200	2448200	4,883
310	Open Joint Stock Co. "Mining & Metallurgical Co. Norilsk Nickel" *	NILSY	46626D108	5,183
1,068	Kinross Gold Corp.	KGC	496902404	5,575
20,000	MMG, Ltd. *	6728793	6728793	3,402
201	Newmont Mining Corp.	NEM	651639106	4,675
97	Nucor Corp.	NUE	670346105	4,873
64	Posco ADR	PKX	693483109	4,260
108	Royal Gold, Inc.	RGLD	780287108	7,421
98	Rio Tinto Plc.	0718875	0718875	5,634
390	Sesa Sterlite, Ltd. ADR	SSLT	78413F103	4,376
302	Steel Dynamics, Inc.	STLD	858119100	5,267
197	Thyssen Krupp AG	5636927	5636927	5,339
678	Vale SA ADR	VALE	9.19E+109	9,607
336	Vale SA Preferred ADR	VALE/P	9.19E+208	4,197
				133,582	1.33%

Multi-Utilities
148	Ameren Corp.	AEE	023608102	5,981
113	Dominion Resources, Inc.	D	25746U109	7,842
75	DTE Energy Co.	DTE	233331107	5,382
262	Gdf Suez	B0C2CQ3	B0C2CQ3	6,725
2,330	Hera SpA	7598003	7598003	5,954
91	National Grid Plc.	NGG	636274300	6,352
56	Sempra Energy	SRE	816851109	5,290
362	Veolia Environnement SA ADR	VE	92334N103	6,871
				50,397	0.50%

Multiline Retail
111	Dollar Tree, Inc. *	DLTR	256746108	6,079
97	Macy's, Inc.	M	55616P104	5,612
57	Next Plc.	3208986	3208986	6,429
				18,121	0.18%

Oil, Gas & Consumable Fuels
60	Anadarko Petroleum Corp.	APC	032511107	5,050
91	Apache Corp.	APA	037411105	7,215
287	BG Group Plc.	BRGYY	055434203	5,183
250	BP Plc ADR	BP	055622104	12,653
329	Canadian Natural Resources, Ltd.	CNQ	136385101	12,048
280	Canadian Oil Sands, Ltd.	COSWF	1.36E+109	5,345
234	Chesapeake Energy Corp.	CHK	165167107	6,063
166	Chevron Corp.	CVX	166764100	19,145
61	China Petroleum & Chemical Corp. ADR	SNP	16941R108	5,394
30	CNOOC, Ltd. ADR	CEO	126132109	4,903
86	ConocoPhillips	COP	20825C104	5,719
48	Continental Resources, Inc. *	CLR	212015101	5,737
126	Devon Energy Corp.	DVN	25179M103	8,117
1,330	DNO International ASA *	B15GGN4	B15GGN4	5,452
544	Dragon Oil Plc.	0059079	0059079	5,522
356	Ecopetrol SA ADR	EC	279158109	12,221
112	Enbridge, Inc.	ENB	29250N105	4,736
110	Eni SpA ADR	E	26874R108	5,273
514	Exxon Mobil Corp.	XOM	30231G102	49,483
449	Gazprom Neft OAO	GZPFY	36829G107	8,841
198	Gibson Energy, Inc.	B44WH97	B44WH97	4,828
165	Husky Energy, Inc.	HUSKF	448055103	5,021
128	Imperial Oil, Ltd.	IMO	453038408	5,756
209	Kinder Morgan, Inc.	KMI	49456B101	6,657
469	Kodiak Oil & Gas Corp. *	KOG	50015Q100	5,539
160	Lukoil OAO	LUKOY	677862104	8,704
141	Marathon Oil Corp.	MRO	565849106	4,724
44	Noble Energy, Inc.	NBL	655044105	3,025
2,384	Gazprom OAO	OGZPY	368287207	18,142
134	Oao Tatneft ADR	OAOFY	670831205	4,801
55	Occidental Petroleum Corp.	OXY	674599105	5,309
91	Oneok, Inc.	OKE	682680103	5,382
748	Petroleo Brasileiro SA ADR	PBR	71654V408	8,378
346	Petroleo Brasileiro ADRfsa	PBR/A	71654V101	4,034
165	Phillips 66	PSX	718546104	12,352
163	Qep Resources, Inc.	QEP	74733V100	4,716
207	Repsol SA ADR	REPYY	76026T205	5,202
173	Royal Dutch Shell ADR	RDS/A	780259206	12,607
68	Royal Dutch Shell Class-B ADR	RDS/B	780259107	5,299
104	Sasol, Ltd.	SSL	803866300	5,309
711	Showa Shell Sekiyu KK	6805544	6805544	6,974
6,000	Sinopec Kantons Holdings, Ltd.	6162692	6162692	6,572
223	Statoil ASA ADR	STO	85771P102	5,874
189	Suncor Energy, Inc.	SU	867224107	6,245
660	Surgetneftegax Jsc ADR	SGTPY	868861105	4,950
590	Surgutneftegaz OAO ADR	SGTZY	868861204	4,396
177	Total SA ADR	TOT	8.92E+113	11,487
146	Woodside Petroleum, Ltd. ADR	WOPEY	980228308	4,960
				381,340	3.79%

Paper & Forest Products
241	Canfor Corp. *	CFPZF	137576104	6,396
116	International Paper Co.	IP	460146103	5,671
				12,067	0.12%

Personal Products
55	Beiersdorf AG	5107401	5107401	5,593
149	KAO Corp.	KCRPY	485537302	5,138
305	L'Oreal SA ADR	LRLCY	502117203	10,309
				21,039	0.21%

Pharmaceuticals
109	AbbVie, Inc.	ABBV	00287Y109	5,549
92	Astellas Pharma, Inc.	ALPMY	04623U102	1,495
89	Bayer AG ADR	BAYRY	072730302	12,569
101	Bristol-Myers Squibb Co.	BMY	110122108	5,431
127	Dr Reddy's Laboratories, Ltd. ADR	RDY	256135203	5,829
121	Eisai Co., Ltd.	ESALY	282579309	4,712
225	GlaxoSmithKline Plc. ADR	0925288	0925288	6,299
196	GlaxoSmithKline Plc. ADR	GSK	37733w105	10,964
213	Impax Laboratories, Inc. *	IPXL	45256b101	5,489
41	Jazz Pharmaceuticals Plc. *	JAZZ	G50871105	6,230
350	Johnson & Johnson	JNJ	478160104	32,242
102	Lilly Eli & Co.	LLY	532457108	6,080
9	Mallinckrodt Plc. *	MNK	G5785G107	609
352	Merck & Co., Inc.	MRK	58933Y105	20,060
96	Merck KGaA	MKGAY	589339100	5,579
195	Novartis AG ADR	NVS	66987V109	16,220
160	Novartis AG	7103065	7103065	13,358
435	Novo Nordisk A/S	NVO	670100205	20,676
145	Otsuka Holdings Co., Ltd.	B5LTM93	B5LTM93	4,446
774	Pfizer, Inc.	PFE	717081103	24,853
912	Roche Holding AG	RHHBY	771195104	35,003
60	Sanofi	5671735	5671735	6,240
210	Takeda Pharma Co., Ltd. ADR	TKPYY	874060205	5,040
126	Teva Pharmaceutical Industries, Ltd.	TEVA	881624209	6,286
47	Valeant Pharmaceuticals International, Inc. *	VRX	91911K102	6,808
				268,066	2.67%

Professional Services
292	Experian Plc. ADR	EXPGY	30215C101	5,297
88	ManpowerGroup, Inc.	MAN	56418H100	6,878
				12,175	0.12%

Real Estate Management & Developers
365	Cheung Kong Holdings, Ltd. ADR	CHEUY	166744201	5,694
1,795	Daikyo, Inc.	6250951	6250951	3,948
230	Daiwa House Industry Co., Ltd.	6251363	6251363	4,169
14,309	Franshion Properties (China), Ltd.	B23TGR6	B23TGR6	4,444
167	Mitsubishi Estate ADR	MITEY	606783207	3,930
139	Mitsui Fudosan Co., Ltd.	6597603	6597603	4,131
42	Morguard Corp.	2005809	617577101	4,933
11,281	New World China Land, Ltd.	6163929	6163929	6,730
115	Realogy Holdings Corp. *	RLGY	75605Y106	5,458
514	Savills Plc.	B135BJ4	B135BJ4	5,260
				48,696	0.48%

Road & Rail
204	Canadian National Railway Co.	CNI	136375102	11,534
176	CSX Corp.	CSX	126408103	4,877
362	East Japan Railway Co. ADR	EJPRY	273202101	4,713
240	Hertz Global Holdings, Inc. *	HTZ	42805T105	6,722
1,184	MTR Corp., Ltd.	6290054	6290054	4,295
68	Ryder System, Inc.	R	783549108	5,122
36	Union Pacific Corp.	UNP	907818108	6,494
				43,757	0.44%

Semiconductors & Semiconductor
72	ASML Holding NV	ASML	N07059210	6,202
1,078	Advanced Semicndctor Engineering, Inc. ADR	ASX	00756M404	5,358
98	Analog Devices, Inc.	ADI	032654105	4,980
299	Applied Materials, Inc.	AMAT	038222105	5,669
105	Arm Holdings Plc. ADR	ARMH	042068106	5,271
508	Infineon Technologies AG	IFNNY	45662n103	5,705
755	Intel Corp.	INTC	458140100	18,694
861	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	TSM	874039100	15,558
2,500	United Microelectronics Corp.	UMC	910873405	5,025
				72,462	0.72%

Software
81	Check Point Software Technologies, Ltd. *	CHKP	M22465104	5,461
43	Dassault Systems	DASTY	237545108	4,951
90	Gemalto NV	GTOMY	36863N208	5,063
112	Guidewire Software, Inc. *	GWRE	40171V100	6,004
115	Micros Systems, Inc. *	MCRS	594901100	6,384
356	Microsoft Corp.	MSFT	594918104	13,638
53	Netsuite, Inc. *	N	64118Q107	6,100
296	Nintendo Co., Ltd. ADR	NTDOY	654445303	4,558
297	Oracle Corp.	ORCL	68389X105	11,616
128	Sap AG ADR	SAP	803054204	10,277
128	SS&C Technologies Holdings, Inc. *	SSNC	78467J100	4,951
152	SolarWinds, Inc. *	SWI	83416b109	7,019
				86,023	0.86%

Specialty Retail
108	Buckle, Inc.	BKE	118440106	4,900
3,303	Chow Tai Fook Jewellery Group, Ltd.	B4R39F7	B4R39F7	5,780
135	Hennes & Mauritz AB	5687431	5687431	6,091
35	Industria SA	7111314	7111314	5,040
107	Lowe's Cos., Inc.	LOW	548661107	5,353
323	Staples, Inc.	SPLS	855030102	4,390
70	The Home Depot, Inc.	HD	437076102	5,742
				37,295	0.37%

Textiles, Apparel & Luxury Goods
92	Adidas AG ADR	ADDYY	00687A107	5,347
29	Christian Dior SA	4061393	4061393	5,738
15	Hermes International	5253973	5253973	4,836
219	Kate Spade & Co. *	KATE	485865109	7,494
250	Kreing	PPRUY	492089107	5,118
30	Lvmh Moet Hennessy Louis Vuitton SA	4061412	4061412	5,585
145	Lvmh Moet ADR	LVMUY	502441306	5,358
246	Prada SpA ADR	PRDSY	73942H100	3,660
				43,136	0.43%

Thrifts & Mortgage Finance
304	New York Community Bancorp., Inc.	NYCB	649445103	4,858
				4,858	0.05%

Tobacco
143	Altria Group, Inc.	MO	02209S103	5,185
48	British American Tobacco Plc. ADR	BTI	110448107	5,222
69	Imperial Tobacco Group Plc. ADR	ITYBY	453142101	5,641
297	Japan Tobacco, Inc.	6474535	6474535	9,425
99	Lorillard, Inc.	LO	544147101	4,857
151	Philip Morris International, Inc.	PM	718172109	12,217
102	Reynolds American, Inc.	RAI	761713106	5,185
				47,732	0.47%

Trading Companies & Distributors
202	ITOCHU Corp. ADR	ITOCY	465717106	5,028
18	Mitsui & Co., Ltd.	MITSY	606827202	5,565
65	WESCO International, Inc. *	WCC	95082P105	5,604
				16,197	0.16%

Transportation Infrastructure
402	Atlantia SpA ADR	ATASY	048173108	5,069
1,309	BBA Aviation Plc.	B1FP891	B1FP891	7,373
215	Hamburger Hafen und Logistik AG	B28SK09	B28SK09	5,815
1,941	OHL Mexico SAB de CV *	B3NWLD3	B3NWLD3	4,884
126	Sydney Airport	B70DWB2	B70DWB2	457
				23,598	0.23%

Water Utilities
123	American Water Works Co., Inc.	AWK	030420103	5,515
481	Companhia De Saneam ADR	SBS	20441A102	4,459
				9,974	0.10%

Wireless Telecommunication Services
784	Advanced Info Service Plc. ADR	AVIFY	00753G103	5,214
452	America Movil SAB de CV	AMX	02364W105	8,755
298	China Mobile, Ltd. ADR	CHL	16941M109	14,170
324	KDDI Corp. ADR	KDDIY	48667L106	4,941
264	MTN Group, Ltd. ADR	MTNOY	62474M108	4,805
248	Mobile Telesystems OJSC ADR	MBT	607409109	4,271
313	NTT Docomo, Inc.	DCM	62942M201	5,221
112	Rogers Communications, Inc. Class-B	RCI	775109200	4,331
207	SK Telecom Co., Ltd. ADR	SKM	78440P108	4,633
314	Softbank Corp. ADR	SFTBY	83404D109	11,888
1,460	Sprint Corp. *	S	85207U105	12,760
200	Tim Participacoes SA ADR	TSU	88706P205	4,948
293	Turkcell Iletsm Hizmetleri AS	TKC	900111204	3,827
419	Vodacom Group, Ltd. ADR	VDMCY	92858D200	4,634
172	Vodafone Group Plc. ADR	VOD	92857w308	7,165
				101,562	1.01%

Total for Common Stock (Cost - $3,784,257)				4,106,744	40.84%

CORPORATE BONDS

Beverages
10,000	Coca Cola 1.65% 11/01/2018	191216BF6	191216BF6	9,995

Capital Markets
7,000	Credit Suisse 7.125% 07/15/32	22541LAE3	22541LAE3	9,464
9,000	Goldman Sachs 5.95% 01/18/18	38141GFG4	38141GFG4	10,280
				19,744
Commercial Banks
10,000	HSBC Holdings 5.1% 04/05/2021	404280AK5	404280AK5	11,222
10,000	Total Fina 4.45% 06/24/2020	89152UAD4	89152UAD4	11,105
11,000	Wells Fargo 1.5% 01/16/18	94974BFG0	94974BFG0	11,012
				33,339
Consumer Finance
10,000	John Deere Cap 2.25% 06/07/16	24422ERC5	24422ERC5	10,356
11,000	American Express 2.75% 09/15/2015	0258M0DA4	0258M0DA4	11,365
				21,721
Diversified Telecommunication
11,000	Verizon Communications 2.45% 11/01/22	92343VBJ2	92343VBJ2	10,020

Electric Utilities
10,000	Arizona Pub Serv 4.5% 04/01/42	040555CN2	040555CN2	10,069
10,000	Exelon Corp 4.9% 06/15/2015	30161NAD3	30161NAD3	10,504
				20,573
Financial Services
8,000	Equitable Cos 7% 04/01/28	29444GAJ6	29444GAJ6	9,199

Food & Beverage
8,000	Anheuser Busch 7.75% 01/15/19	03523TBE7	03523TBE7	10,027

Food Products
8,000	Kraft Foods 6.875% 01/26/39	50075NAW4	50075NAW4	10,317

Government Agencies
10,000	Fed Home Loan 0.25% 02/20/2015	313381YP4	313381YP4	10,007
10,000	Fhlb 2.875% 09/11/2015	3133XWTZ2	3133XWTZ2	10,382
				20,389
Hotels, Restaurants & Leisure
10,000	Carnival Corp 3.95% 10/15/2020	143658BA9	143658BA9	10,298

IT Services
10,000	Xerox Corp 2.95% 03/15/2017	984121CF8	984121CF8	10,468

Insurance
9,000	hartford Finl 5.125% 04/15/22	416518AB4	416518AB4	10,052

Integrated Oils
8,000	Shell Intl 5.5% 03/25/40	822582AN2	822582AN2	9,334

Machinery
10,000	Deere & Co 2.6% 06/08/2022	244199BE4	244199BE4	9,617

Media
10,000	Comcast Corp 5.85% 11/15/2015	20030NAJ0	20030NAJ0	10,883

Oil, Gas & Consumable Fuels
10,000	Plains Amer Pipeline 3.85% 10/15/2023	72650RBD3	72650RBD3	9,999
10,000	Apache Corp 1.75% 04/15/2017	037411BB0	037411BB0	10,166
10,000	BP Capital 4.742% 03/11/2021	05565QBR8	05565QBR8	11,148
10,000	ONEOK Partners 6.125% 02/01/2041	68268NAG8	68268NAG8	11,196
				42,509
Pharmaceuticals
11,000	Johnson & Johnson 1.2% 05/15/2014	478160AX2	478160AX2	11,019
10,000	Merck & Co 4.15% 05/18/2043	58933YAJ4	58933YAJ4	9,644
				20,663
Real Estate Investment Trusts
9,000	Host Hotels & Resorts 6.00%, 10/01/2021	44107TAQ9	44107TAQ9	10,218

Road & Rail
9,000	Norfolk Southern 5.9% 06/15/19	655844BC1	655844BC1	10,532

Supranationals
11,000	European Invt 1.75% 03/15/17	298785FU5	298785FU5	11,300
10,000	Intl Bk Recon 2.125% 03/15/2016	459058BB8	459058BB8	10,347
				21,647
Thrifts & Mortgage Finance
5,000	Fhlmc 1.25% 10/02/2019	3137EADM8	3137EADM8	4,818
5,000	Fnma 5% 03/15/2016	31359MH89	31359MH89	5,472
5,000	Fnma 1.05% 05/25/2018	3135G0XK4	3135G0XK4	4,941
10,000	Fed Home Loan Mortgage 1% 03/08/17	3137EADC0	3137EADC0	10,083
				25,314
Utilities
9,000	Entergy Gulf 6% 05/01/18	29365PAN2	29365PAN2	10,304

Wireless Telecommunication Services
10,000	Rogers Wireless 7.5% 03/15/2015	77531QAM0	77531QAM0	10,699

Total for Corporate Bonds (Cost - $384,119)				377,861	3.76%

Real Estate Investment Trusts
246	American Capital Agency Corp.	AGNC	02503X105	5,483
265	BioMed Realty Trust, Inc.	BMR	09063H107	5,480
50	Boston Properties Inc	BXP	101121101	5,622
101	BRE Propertys, Inc.	BRE	05564E106	6,239
228	Corporate Office Properties Trust	OFC	22002T108	6,081
471	Diamondrock Hospitality Co.	DRH	252784301	5,944
222	Douglas Emmett, Inc.	DEI	25960P109	5,978
139	Equity Residential	EQR	29476L107	8,127
123	Eurocommercial ADR	4798271	4798271	5,538
124	Extra Space Storage, Inc.	EXR	30225T102	6,088
625	Hammerson Plc	0406501	0406501	6,013
248	Kimco Realty Corp	KIM	49446R109	5,520
137	Prologis, Inc.	PLD	74340W103	5,643
33	Public Storage	PSA	74460D109	5,577
271	Redwood Trust, Inc.	RWT	758075402	5,447
385	Sho	SHO	867892101	5,205
80	Sovran Self Storage, Inc.	SSS	84610H108	5,919
90	Ventas Inc Reit	VTR	92276F100	5,619

Total for Real Estate Investment Trusts (Cost - $92,577)				105,525	1.05%

Exchange Traded Fund
804	CurrencyShares Japanese Yen Trust *	FXY	23130A102	77,120
61	Ishares 10-20 Year Treasury Bond ETF	TLH	464288653	7,704
12,632	SPDR Barclays International Corporate Bond ETF	IBND	78464A151	472,816
274	Ishares Agency Bond ETF	AGZ	464288166	30,674
381	Ishares 20+ Year Treasury Bond ETF	TLT	464287432	41,365
1,649	Ishares JP Morgan USD Emerging Markets Bond ETF	EMB	464288281	182,280
201	Ishares 1-3 Year Treasury Bond ETF	SHY	464287457	16,997
185	Ishares 7-10 Year Treasury Bond ETF	IEF	464287440	18,957
322	Ishares 3-7 Year Treasury Bond ETF	IEI	464288661	39,168
5,551	iShares International Treasury Bond	IGOV	464288117	570,844
4,226	Ishares Msci Etf	INDA	46429B598	102,523
14,569	Market Vectors Emerg Markets Currency Bond	EMLC	57060U522	336,253
23,990	Spdr Barclays Global Treasury Ex-Us	BWX	78464A516	1,422,127
8,144	iShares MSCI Emerging Markets Index	EEM	464287234	321,525
1,085	Vanguard Intermediate-Term Corporate Bond ETF	VCIT	92206C870	92,442
536	Vanguard Long-Term Corporate BondETF	VCLT	92206C813	46,557
677	Vanguard Short-Term Coporate Bond ETF	VCSH	92206C409	54,390
87	Vanguard FTSE Europe ETF	VGK	922042874	5,240
5,067	Ishares Barclays Mbs Fixed Rate	MBB	464288588	540,902
3,291	iShares MSCI Emg Mkts Small Cap	EEMS	464286475	154,282
4,350	Ishares Msci Taiwan Etf	EWT	464286731	61,161
667	Ishares Msci Japan Etf Japan Small Cap	SCJ	464286582	35,478
4,307	Spdr Barclays Etf High Yield Very Lqd	JNK	78464A417	178,870
1,550	Ishares Msci Korea Etf	EWY	464286772	94,674

Total for Exchange Traded Funds (Cost - $4,893,176)				4,904,348	48.77%

U.S. Treasury Notes & Obligations
20,000	US Treasury .625% 11/30/2017	912828UA6	912828UA6	19,688
10,000	Us Treasury 0.75% 12/31/2017	912828UE8	912828UE8	9,875
10,000	US Treasury 2% 02/15/2023	912828UN8	912828UN8	9,572
10,000	US Treasury .75% 2/28/2018	912828UR9	912828UR9	9,844
10,000	US Treasury 1.125% 03/31/2020	912828UV0	912828UV0	9,561
10,000	US Treasury .625% 04/30/2018	912828UZ1	912828UZ1	9,760
20,000	Us Treasury 0.25% 05/15/2016	912828VC1	912828VC1	19,933
10,000	Us Treasruy 0.5% 06/15/2016	912828VG2	912828VG2	10,018
10,000	Us Treasury 0.625% 07/15/2016	912828VL1	912828VL1	10,039
10,000	Us Treasury 1.375% 07/31/2018	912828VQ0	912828VQ0	10,026
10,000	Us Treasury 2.5% 08/15/2023	912828VS6	912828VS6	9,921
5,000	US Treasury 6.25% 8/15/2023	912810EQ7	912810EQ7	6,577
5,000	US Treasury 5.25% 02/15/2029	912810FG8	912810FG8	6,267
5,000	US Treasury 4.625% 02/15/2040	912810QE1	912810QE1	5,977
5,000	US Treasury 3.375% 08/15/2040	912810QK7	912810QK7	5,308
5,000	US Treasury 3.125% 11/15/2041	912810QT8	912810QT8	4,607
36,000	US Treasury Note 2.625% 06/30/214	912828EN6	912828EN6	38,595
10,000	US Treasury 5.125% 05/15/2016	912828FF2	912828FF2	11,034
39,000	US Treasury Note 2.625% 06/30/2014	912828KY5	912828KY5	39,326
39,000	US Treasury Note 2.125% 11/30/2014	912828LZ1	912828LZ1	39,577
20,000	US Treasury 2.75% 11/30/2016	912828MA5	912828MA5	21,163
10,000	US Treasury 3.5% 5/15/2020	912828ND8	912828ND8	10,950
10,000	US Treasury 2.625% 08/15/2020	912828NT3	912828NT3	10,391
10,000	US Treasury 1.875% 08/31/2017	912828NW6	912828NW6	10,322
10,000	US Treasury 2.625% 11/15/2020	912828PC8	912828PC8	10,364
10,000	US Treasury 2.125% 08/15/2021	912828RC6	912828RC6	9,928
10,000	US Treasury 1% 08/31/2016	912828RF9	912828RF9	10,123
15,000	US Treasury 1.375% 11/30/2018	912828RT9	912828RT9	14,963
10,000	US Treasury 0.875% 01/31/2017	912828SC5	912828SC5	10,058
10,000	US Treasury .875% 02/28/2017	912828SJ0	912828SJ0	10,049
40,000	US Treasury Note 0.375% 04/15/2015	912828SP6	912828SP6	40,102
10,000	US Treasury 1.75% 05/15/2022	912828SV3	912828SV3	9,513
15,000	US Treasury 1.125% 05/31/2019	912828SX9	912828SX9	14,625
20,000	US Treasury 0.75% 6/30/2017	912828TB6	912828TB6	19,925
10,000	Us Treasury 1% 08/31/2019	912828TN0	912828TN0	9,624
10,000	US Treasury 1% 09/30/2019	912828TR1	912828TR1	9,607

Total for U.S. Treasury Notes & Obligations (Cost - $519,122)				507,209	5.04%

Total Investments (Cost - $9,673,251)				10,001,688	99.46%

Other Assets Less Liabilities				54,035	0.54%

Net Assets				10,055,723	100.00%

*Non-Income Producing Security.
** Variable Rate Security: The Yield Rate shown represents the rate at February 28, 2014.
The accounting notes are an integral part of these financial statements.
NOTES TO FINANCIAL STATEMENTS
CCA Aggressive Return Fund
1. SECURITY TRANSACTIONS

At February 28, 2014 the net unrealized appreciation on investments, based on cost for federal, Income tax purposes of $9,673,251 amounted to $337,113, which consisted of aggregate gross unrealized appreciation of $518,517 and aggregate gross unrealized depreciation of $181,404.

2. SIGNIFICANT ACCOUNTING POLICIES

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices, Included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may, Include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, Including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of February 28, 2014:

Valuation Inputs of Assets	Level 1		Level 2	Level 3	Total
Common Stock	$4,106,744		0	$0	$4,106,744
Real Estate Investment Trust	$105,525		$0	$0	$105,525
Exchange Traded Funds	$4,904,348		$0	$0	$4,904,348
Corporate Bonds	$377,861		$0	$0	$377,861
US Treasury & Obligation	$507,209		$0	$0	$507,209
Total	$10,001,688		$0	$0	$10,001,688

 Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CCA Investments Trust

By /s/Adam Checchi

* Adam Checchi

   President and Principal Executive Officer

Date:  April 28, 2014

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Adam Checchi

* Adam Checchi

   President and Principal Executive Officer

Date:  April 28, 2014

By /s/Wes Gallup

* Wes Gallup

Treasurer and Principal Financial Officer

Date:  April 28, 2014